Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 10.5%
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/2021		594	594
American Express Credit Account Master Trust,
Series 2018-1, Class A, 2.67%, 10/17/2022		2,250	2,256
Series 2018-4, Class A, 2.99%, 12/15/2023		3,375	3,434
Anchorage Capital CLO 7 Ltd., (Cayman Islands), Series 2015-7A, Class AR, (ICE LIBOR USD 3 Month + 0.96%), 3.26%, 10/15/2027 (e) (aa)		577	576
Anchorage Capital CLO 8 Ltd., (Cayman Islands), Series 2016-8A, Class AR, (ICE LIBOR USD 3 Month + 1.00%), 3.26%, 07/28/2028 (e) (aa)		1,850	1,850
Apidos CLO XXI, (Cayman Islands), Series 2015-21A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 3.23%, 07/18/2027 (e) (aa)		1,000	999
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026 (e)		794	793
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 2.95%, 11/17/2027 (e) (aa)		595	594
Atrium XII, (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 3.11%, 04/22/2027 (e) (aa)		1,000	998
B2R Mortgage Trust, Series 2016-1, Class A, 2.57%, 06/15/2049 (e)		1,213	1,210
BA Credit Card Trust, Series 2017-A2, Class A2, 1.84%, 01/17/2023		2,010	2,008
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)		1,658	1,661
Battalion CLO X Ltd., (Cayman Islands), Series 2016-10A, Class A1R, (ICE LIBOR USD 3 Month + 1.25%), 3.53%, 01/24/2029 (e) (aa)		1,500	1,503
BlueMountain CLO Ltd., (Cayman Islands), Series 2012-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 3.19%, 11/20/2028 (e) (aa)		2,100	2,101
BMW Canada Auto Trust, (Canada), Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	1,734	1,309
BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, 12/27/2022		585	583
Burnham Park Clo Ltd., (Cayman Islands), Series 2016-1A, Class AR, (3 Month ICE LIBOR USD + 1.15%), 0.00%, 10/20/2029 (e) (aa) (bb)		500	500
Capital One Multi-Asset Execution Trust,
Series 2016-A6, Class A6, 1.82%, 09/15/2022		2,542	2,541
Series 2017-A4, Class A4, 1.99%, 07/17/2023		1,615	1,616
CarMax Auto Owner Trust,
Series 2017-1, Class A3, 1.98%, 11/15/2021		275	275
Series 2017-2, Class A3, 1.93%, 03/15/2022		484	483
Series 2017-3, Class A3, 1.97%, 04/15/2022		1,100	1,099

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Series 2018-3, Class A2A, 2.88%, 10/15/2021	1,696	1,700
Series 2019-1, Class A2A, 3.02%, 07/15/2022	1,574	1,582
CBAM Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.23%), 3.53%, 10/17/2029 (e) (aa)	1,140	1,140
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)	648	648
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)	1,378	1,395
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)	1,800	1,797
Citibank Credit Card Issuance Trust,
Series 2016-A1, Class A1, 1.75%, 11/19/2021	2,000	1,999
Series 2017-A8, Class A8, 1.86%, 08/08/2022	1,185	1,184
CNH Equipment Trust, Series 2019-A, Class A2, 2.96%, 05/16/2022	840	844
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 2.30%, 12/15/2023 (aa)	4,500	4,504
Drive Auto Receivables Trust,
Series 2019-1, Class A2A, 3.08%, 09/15/2021	861	861
Series 2019-4, Class A3, 2.16%, 05/15/2023	810	809
Ford Credit Auto Owner Trust,
Series 2016-C, Class A3, 1.22%, 03/15/2021	320	319
Series 2017-B, Class A3, 1.69%, 11/15/2021	1,533	1,530
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022	5,206	5,202
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.43%, 10/15/2023 (aa)	3,000	2,994
Series 2019-1, Class A, 2.84%, 03/15/2024	1,400	1,426
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 2.65%, 09/15/2024 (aa)	2,480	2,482
Galaxy XXIII CLO Ltd., (Cayman Islands), Series 2017-23A, Class A, (ICE LIBOR USD 3 Month + 1.28%), 3.56%, 04/24/2029 (e) (aa)	720	720
GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A, 2.91%, 04/20/2021	1,677	1,682
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.43%, 07/15/2022 (e) (aa)	200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.45%, 02/25/2036 (aa)	1,875	1,881
Honda Auto Receivables Owner Trust, Series 2018-4, Class A2, 2.98%, 05/17/2021	1,124	1,128
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 3.44%, 10/19/2028 (e) (aa)	1,000	998
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)	284	288
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)	693	699
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021	1,279	1,283
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)	335	335
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 2.93%, 12/16/2058 (e) (aa)	1,105	1,107

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)	958	959
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)	1,682	1,693
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)	1,943	1,965
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.05%, 06/27/2067 (e) (aa)	1,473	1,470
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.47%, 10/18/2030 (e) (aa)	1,900	1,894
Nissan Auto Receivables Owner Trust,
Series 2017-B, Class A3, 1.75%, 10/15/2021	1,348	1,347
Series 2019-A, Class A2A, 2.82%, 01/18/2022	2,000	2,008
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/2021 (e)	474	473
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)	1,423	1,429
OZLM VIII Ltd., (Cayman Islands), Series 2014-8A, Class A1RR, (ICE LIBOR USD 3 Month + 1.17%), 3.47%, 10/17/2029 (e) (aa)	1,180	1,177
OZLM XII Ltd., (Cayman Islands), Series 2015-12A, Class A1R, (ICE LIBOR USD 3 Month + 1.05%), 3.32%, 04/30/2027 (e) (aa)	250	250
OZLM XIV Ltd., (Cayman Islands), Series 2015-14A, Class A1AR, (3 Month ICE LIBOR USD + 1.16%), 0.00%, 01/15/2029 (e) (aa)	655	655
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2018-5A, Class A1, (ICE LIBOR USD 3 Month + 0.85%), 3.13%, 01/20/2027 (e) (aa)	1,793	1,788
PFS Financing Corp., Series 2018-C, Class A, (ICE LIBOR USD 1 Month + 0.48%), 2.51%, 04/15/2022 (e) (aa)	1,430	1,431
Regatta Funding LP, (Cayman Islands), Series 2013-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.25%), 3.55%, 01/15/2029 (e) (aa)	600	601
Santander Drive Auto Receivables Trust, Series 2018-5, Class A3, 3.19%, 03/15/2022	430	431
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)	685	687
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.26%, 02/15/2025 (aa)	1,087	1,087
SLM Private Education Loan Trust, Series 2011-C, Class A2A, (ICE LIBOR USD 1 Month + 3.25%), 5.28%, 10/17/2044 (e) (aa)	383	385
SLM Student Loan Trust, Series 2003-10A, Class A3, (ICE LIBOR USD 3 Month + 0.47%), 2.59%, 12/15/2027 (e) (aa)	2,004	2,005
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)	2,197	2,204
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)	1,442	1,454
Series 2018-A, Class A1, (ICE LIBOR USD 1 Month + 0.35%), 2.38%, 03/16/2026 (e) (aa)	815	816
Series 2018-B, Class A1, (ICE LIBOR USD 1 Month + 0.32%), 2.35%, 12/16/2024 (e) (aa)	571	570
Series 2018-C, Class A1, (ICE LIBOR USD 1 Month + 0.30%), 2.33%, 09/15/2025 (e) (aa)	1,207	1,206
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)	1,197	1,198
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)	678	685
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)	842	848

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)	1,221	1,223
Sound Point CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (3 Month ICE LIBOR USD + 1.15%), 0.00%, 01/23/2029 (e) (aa)	500	500
TCI-Symphony CLO Ltd., (Cayman Islands),
Series 2016-1A, Class A, (ICE LIBOR USD 3 Month + 1.48%), 3.78%, 10/13/2029 (e) (aa)	265	265
Series 2016-1A, Class AR, (3 Month ICE LIBOR USD + 1.16%), 0.00%, 10/13/2029 (e) (aa)	265	265
Toyota Auto Receivables, Series 2016-C, Class A4, 1.32%, 11/15/2021	475	474
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.96%, 09/15/2022	3,500	3,540
Series 2019-A, Class A2A, 2.83%, 10/15/2021	1,690	1,696
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 3.52%, 10/15/2029 (e) (aa)	2,100	2,099
Venture XXIV CLO Ltd., (Cayman Islands), Series 2016-24A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 3.46%, 10/20/2028 (e) (aa)	105	105
Volkswagen Auto Loan Enhanced Trust, Series 2018-2, Class A2A, 3.05%, 08/20/2021	2,049	2,055
Voya CLO Ltd., (Cayman Islands), Series 2015-2A, Class AR, (ICE LIBOR USD 3 Month + 0.97%), 3.23%, 07/23/2027 (e) (aa)	750	750
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1, (ICE LIBOR USD 3 Month + 1.21%), 3.51%, 06/07/2030 (e) (aa)	270	270
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/2026 (e)	463	463
WhiteHorse VIII Ltd., (Cayman Islands), Series 2014-1A, Class AR, (ICE LIBOR USD 3 Month + 0.90%), 3.15%, 05/01/2026 (e) (aa)	612	611

Total Asset-Backed Securities (Cost $118,361)		118,752

Certificates of Deposit — 1.2%
Financial — 1.2%
Banks — 1.2%
Bank of Montreal, (Canada), (ICE LIBOR USD 3 Month + 0.29%), 2.41%, 08/28/2020 (aa)	4,500	4,509
Credit Suisse AG, 2.85%, 03/09/2020 (n)	4,000	4,013
Nordea Bank Abp, (Sweden), (ICE LIBOR USD 3 Month + 0.30%), 2.43%, 06/05/2020 (aa)	2,000	2,003
Wells Fargo Bank NA, (United States FEDEF + 0.31%), 2.14%, 08/10/2020 (aa)	3,500	3,500

Total Financial		14,025

Total Certificates of Deposit (Cost $14,008)		14,025

Collateralized Mortgage Obligations — 1.6%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (3 Month ICE LIBOR USD + 0.70%), 0.00%, 11/16/2066 (e) (aa)	300	300
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (e)	291	295
FNMA REMICS,
Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.58%, 12/25/2048 (aa)	2,187	2,177

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2019-47, Class FD, (ICE LIBOR USD 1 Month + 0.40%), 2.55%, 08/25/2049 (aa)		995	996
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.88%, 12/20/2064 (aa)		2,059	2,061
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.58%, 08/20/2065 (aa)		2,847	2,838
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.52%, 05/20/2044 (aa)		1,806	1,804
Hawksmoor Mortgages, (United Kingdom), Series 2019-1A, Class A, ( SONIA Deposit Rates Swap 3 Month + 1.05%), 0.00%, 05/25/2053 (e) (aa)	GBP	2,700	3,321
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 2.90%, 12/22/2069 (e) (aa)		1,400	1,401
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		248	262
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.56%, 08/20/2056 (aa)	GBP	2,493	3,061
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 2.85%, 01/21/2070 (e) (aa)		200	200
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.92%, 07/15/2051 (aa)	GBP	154	190

Total Collateralized Mortgage Obligations (Cost $19,065)			18,906

Commercial Mortgage-Backed Securities — 3.8%
AREIT Trust,
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 3.05%, 09/14/2036 (e) (aa)		500	500
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.01%, 11/14/2035 (e) (aa)		2,114	2,110
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/2032 (e) (z)		1,500	1,518
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 3.23%, 03/15/2034 (e) (aa)		300	301
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.08%, 04/15/2036 (e) (aa)		400	400
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.32%, 09/15/2036 (e) (aa)		400	400
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.78%, 11/15/2035 (e) (aa)		2,670	2,670
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/2048		963	963
COMM Mortgage Trust,
Series 2015-CR23, Class A2, 2.85%, 05/10/2048		2,450	2,451
Series 2015-CR27, Class A2, 2.22%, 10/10/2048		1,160	1,159
Series 2015-LC19, Class A2, 2.79%, 02/10/2048		2,062	2,062
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.94%, 11/21/2035 (e) (aa)		886	886
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.37%, 06/10/2028 (e)		1,000	1,015
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027 (e)		1,664	1,664

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class A3, 2.77%, 11/10/2045	991	1,010
Series 2013-GC14, Class A3, 3.53%, 08/10/2046	2,177	2,190
Series 2014-GC24, Class A2, 3.10%, 09/10/2047	38	39
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/2032 (e)	2,000	2,019
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class ASB, 3.91%, 07/15/2046 (z)	302	310
Series 2013-C11, Class AAB, 3.85%, 08/15/2046	786	812
Series 2014-C18, Class A2, 3.19%, 10/15/2047	71	71
Series 2014-C19, Class A2, 3.10%, 12/15/2047	134	135
Series 2015-C23, Class A2, 2.98%, 07/15/2050	1,715	1,717
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 3.35%, 07/13/2029 (e)	1,500	1,526
Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.03%, 05/15/2036 (e) (aa)	700	700
Series 2012-C4, Class A3, 2.99%, 03/15/2045	505	507
Series 2012-C4, Class AS, 3.77%, 03/15/2045	1,400	1,443
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 3.00%, 04/14/2036 (e) (aa)	1,500	1,501
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AAB, 3.19%, 01/10/2045	855	862
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 2.94%, 10/15/2035 (e) (aa)	2,096	2,093
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2, 4.39%, 11/15/2043 (e)	2,000	2,027
Series 2012-LC5, Class ASB, 2.53%, 10/15/2045	1,386	1,391
Series 2015-NXS2, Class A2, 3.02%, 07/15/2058	1,500	1,499
Series 2016-NXS5, Class A2, 2.71%, 01/15/2059	1,160	1,164
WFRBS Commercial Mortgage Trust,
Series 2013-C12, Class ASB, 2.84%, 03/15/2048	1,455	1,468
Series 2012-C9, Class A3, 2.87%, 11/15/2045	1,654	1,687

Total Commercial Mortgage-Backed Securities (Cost $44,178)		44,270

Corporate Bonds — 41.4%
Basic Materials — 0.2%
Chemicals — 0.2%
DuPont de Nemours, Inc.,
(ICE LIBOR USD 3 Month + 0.71%), 2.87%, 11/15/2020 (aa)	1,500	1,507
3.77%, 11/15/2020	500	510
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	201

		2,218

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	207

Total Basic Materials		2,425

Communications — 2.2%
Advertising — 0.0% (g)
Interpublic Group of Cos., Inc. (The), 3.50%, 10/01/2020	15	15

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	3,100	3,128
Comcast Corp., (ICE LIBOR USD 3 Month + 0.44%), 2.54%, 10/01/2021 (aa)	4,100	4,112

		7,240

Telecommunications — 1.5%
AT&T, Inc.,
(ICE LIBOR USD 3 Month + 0.75%), 2.89%, 06/01/2021 (aa)	1,810	1,819
(ICE LIBOR USD 3 Month + 0.65%), 2.95%, 01/15/2020 (aa)	4,000	4,006
(ICE LIBOR USD 3 Month + 0.93%), 3.03%, 06/30/2020 (aa)	1,733	1,742
(ICE LIBOR USD 3 Month + 0.95%), 3.25%, 07/15/2021 (aa)	500	504
(ICE LIBOR USD 3 Month + 1.18%), 3.31%, 06/12/2024 (aa)	2,000	2,037
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 09/20/2021 (e)	237	238
Verizon Communications, Inc.,
(ICE LIBOR USD 3 Month + 0.55%), 2.70%, 05/22/2020 (aa)	2,790	2,797
3.45%, 03/15/2021	2,000	2,043
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.31%, 01/16/2024 (aa)	2,200	2,219

		17,405

Total Communications		24,660

Consumer Cyclical — 5.3%
Airlines — 0.0% (g)
Southwest Airlines Co., 2.75%, 11/06/2019	150	150
WestJet Airlines Ltd., (Canada), 3.50%, 06/16/2021 (e) (i)	600	610

		760

Auto Manufacturers — 4.8%
American Honda Finance Corp.,
(ICE LIBOR USD 3 Month + 0.15%), 2.33%, 11/13/2019 (aa)	2,750	2,751
(ICE LIBOR USD 3 Month + 0.35%), 2.64%, 11/05/2021 (aa)	300	300
BMW US Capital LLC,
(ICE LIBOR USD 3 Month + 0.37%), 2.55%, 08/14/2020 (e) (aa)	4,500	4,508
(ICE LIBOR USD 3 Month + 0.50%), 2.68%, 08/13/2021 (e) (aa)	3,400	3,407
(ICE LIBOR USD 3 Month + 0.41%), 2.75%, 04/12/2021 (e) (aa)	100	100
3.25%, 08/14/2020 (e)	200	202
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 2.60%, 02/22/2021 (e) (aa)	700	700
2.70%, 08/03/2020 (e)	800	804
(ICE LIBOR USD 3 Month + 0.63%), 2.93%, 01/06/2020 (e) (aa)	5,735	5,742
3.10%, 05/04/2020 (e)	1,105	1,112
Ford Motor Credit Co. LLC,
2.34%, 11/02/2020	600	596
2.43%, 06/12/2020	200	200
2.60%, 11/04/2019	2,800	2,800
(ICE LIBOR USD 3 Month + 0.43%), 2.70%, 11/02/2020 (aa)	1,000	991

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
(ICE LIBOR USD 3 Month + 1.00%), 3.31%, 01/09/2020 (aa)	1,500	1,500
(ICE LIBOR USD 3 Month + 1.27%), 3.37%, 03/28/2022 (aa)	300	296
General Motors Financial Co., Inc., 2.45%, 11/06/2020	1,922	1,921
(ICE LIBOR USD 3 Month + 0.54%), 2.78%, 11/06/2020 (aa)	500	499
(ICE LIBOR USD 3 Month + 0.85%), 3.16%, 04/09/2021 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.93%), 3.23%, 04/13/2020 (aa)	2,000	2,005
(ICE LIBOR USD 3 Month + 1.10%), 3.34%, 11/06/2021 (aa)	730	730
3.70%, 11/24/2020	2,900	2,936
4.20%, 03/01/2021	1,500	1,532
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,497
Hyundai Capital America, 2.60%, 03/19/2020 (e)	800	800
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 2.95%, 03/12/2021 (aa)	2,200	2,203
(ICE LIBOR USD 3 Month + 0.80%), 3.13%, 04/03/2020 (e) (aa)	100	100
(ICE LIBOR USD 3 Month + 1.00%), 3.15%, 09/18/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp., 2.15%, 07/13/2020 (e)	700	699
Reg. S, (ICE LIBOR USD 3 Month + 0.39%), 2.49%, 09/28/2020 (aa)	800	800
(ICE LIBOR USD 3 Month + 0.52%), 2.64%, 03/15/2021 (e) (aa)	200	200
(ICE LIBOR USD 3 Month + 0.69%), 2.79%, 09/28/2022 (e) (aa)	1,800	1,797
(ICE LIBOR USD 3 Month + 0.65%), 2.95%, 07/13/2022 (e) (aa)	1,500	1,496
(ICE LIBOR USD 3 Month + 0.89%), 3.19%, 01/13/2022 (e) (aa)	40	40
Toyota Motor Credit Corp.,
(ICE LIBOR USD 3 Month + 0.14%), 2.32%, 11/14/2019 (aa)	3,000	3,001
(ICE LIBOR USD 3 Month + 0.10%), 2.44%, 01/10/2020 (aa)	1,200	1,200
(ICE LIBOR USD 3 Month + 0.28%), 2.58%, 04/13/2021 (aa)	500	501
(ICE LIBOR USD 3 Month + 0.44%), 2.74%, 10/18/2019 (aa)	1,450	1,450
Volkswagen Group of America Finance LLC, 2.70%, 09/26/2022 (e)	200	201
(ICE LIBOR USD 3 Month + 0.86%), 2.97%, 09/24/2021 (e) (aa)	1,000	1,002
4.00%, 11/12/2021 (e)	400	413
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	600	609

		54,741

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	650	654

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/2024	700	713

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Retail — 0.3%
McDonald’s Corp., (ICE LIBOR USD 3 Month + 0.43%), 2.69%, 10/28/2021 (aa)	1,000	1,000
Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	1,950	1,951

		2,951

Total Consumer Cyclical		59,819

Consumer Non-cyclical — 6.9%
Agriculture — 1.1%
BAT Capital Corp., 2.76%, 08/15/2022	2,200	2,219
(ICE LIBOR USD 3 Month + 0.59%), 2.77%, 08/14/2020 (aa)	400	401
(ICE LIBOR USD 3 Month + 0.88%), 3.04%, 08/15/2022 (aa)	3,200	3,219
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	1,700	1,750
2.95%, 07/21/2020 (e)	1,000	1,003
Reynolds American, Inc.,
4.00%, 06/12/2022	300	312
6.88%, 05/01/2020	2,927	3,004

		11,908

Biotechnology — 0.4%
Amgen, Inc., (ICE LIBOR USD 3 Month + 0.45%), 2.63%, 05/11/2020 (aa)	950	951
Gilead Sciences, Inc., 2.55%, 09/01/2020	3,440	3,457

		4,408

Commercial Services — 1.5%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	9,988
Reg. S, 2.38%, 09/17/2020	500	500
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.83%, 11/02/2021 (aa)	3,600	3,601
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.03%, 08/15/2021 (aa)	2,800	2,799

		16,888

Food — 0.8%
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%), 2.81%, 10/09/2020 (aa)	900	900
General Mills, Inc., (ICE LIBOR USD 3 Month + 0.54%), 2.86%, 04/16/2021 (aa)	1,840	1,844
Mondelez International Holdings Netherlands BV, (Netherlands), (ICE LIBOR USD 3 Month + 0.61%), 2.87%, 10/28/2019 (e) (aa)	1,500	1,501
Tyson Foods, Inc.,
(ICE LIBOR USD 3 Month + 0.45%), 2.60%, 08/21/2020 (aa)	150	150
(ICE LIBOR USD 3 Month + 0.55%), 2.68%, 06/02/2020 (aa)	500	500
Wm Wrigley Jr Co.,
2.90%, 10/21/2019 (e)	4,000	4,002
3.38%, 10/21/2020 (e)	500	507

		9,404

Healthcare - Services — 0.4%
Dignity Health, 2.64%, 11/01/2019	3,000	3,000
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,600	1,620

		4,620

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 2.7%
AbbVie, Inc., 2.50%, 05/14/2020	6,090	6,104
Allergan Funding SCS, (Luxembourg), 3.00%, 03/12/2020	6,480	6,499
Bayer US Finance II LLC,
(ICE LIBOR USD 3 Month + 0.63%), 2.74%, 06/25/2021 (e) (aa)	1,150	1,149
(ICE LIBOR USD 3 Month + 1.01%), 3.13%, 12/15/2023 (e) (aa)	3,400	3,402
Bristol-Myers Squibb Co.,
(ICE LIBOR USD 3 Month + 0.20%), 2.37%, 11/16/2020 (e) (aa)	3,550	3,552
(ICE LIBOR USD 3 Month + 0.38%), 2.55%, 05/16/2022 (e) (aa)	1,200	1,201
Cigna Corp., 3.20%, 09/17/2020	1,765	1,782
CVS Health Corp.,
(ICE LIBOR USD 3 Month + 0.63%), 2.73%, 03/09/2020 (aa)	100	100
2.80%, 07/20/2020	2,430	2,441
(ICE LIBOR USD 3 Month + 0.72%), 2.82%, 03/09/2021 (aa)	3,580	3,597
GlaxoSmithKline Capital plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.35%), 2.53%, 05/14/2021 (aa)	750	751
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.40%, 09/23/2021	40	40

		30,618

Total Consumer Non-cyclical		77,846

Diversified — 0.1%
Holding Companies - Diversified — 0.1%
CK Hutchison International 17 II Ltd., (Cayman Islands), 2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,498

Total Diversified		1,698

Energy — 2.4%
Coal — 0.1%
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	510	510

Oil & Gas — 0.5%
BP Capital Markets plc, (United Kingdom), 2.32%, 02/13/2020	1,174	1,176
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,250	3,253
EQT Corp., (ICE LIBOR USD 3 Month + 0.77%), 2.87%, 10/01/2020 (aa)	800	798
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	200
Phillips 66, (ICE LIBOR USD 3 Month + 0.75%), 3.05%, 04/15/2020 (e) (aa)	500	500

		5,927

Pipelines — 1.8%
Enbridge, Inc., (Canada),
(ICE LIBOR USD 3 Month + 0.40%), 2.74%, 01/10/2020 (aa)	3,700	3,700
(ICE LIBOR USD 3 Month + 0.70%), 2.82%, 06/15/2020 (aa)	6,000	6,011
Enterprise Products Operating LLC, 5.20%, 09/01/2020	3,500	3,596

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	512
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,200	1,217
TransCanada PipeLines Ltd., (Canada), 3.80%, 10/01/2020	3,350	3,403
Williams Cos., Inc. (The),
4.13%, 11/15/2020	500	508
5.25%, 03/15/2020	2,025	2,051

		20,998

Total Energy		27,435

Financial — 16.0%
Banks — 12.4%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	200
Australia & New Zealand Banking Group Ltd., (Australia), (ICE LIBOR USD 3 Month + 0.32%), 2.50%, 11/09/2020 (e) (aa)	4,000	4,006
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.34%, 11/28/2021 (aa)	3,000	3,038
Bank of America Corp., 2.63%, 10/19/2020	1,645	1,656
(ICE LIBOR USD 3 Month + 0.65%), 2.75%, 10/01/2021 (aa)	1,250	1,254
(ICE LIBOR USD 3 Month + 0.65%), 2.76%, 06/25/2022 (aa)	1,700	1,706
(ICE LIBOR USD 3 Month + 0.66%), 2.94%, 07/21/2021 (aa)	100	100
(ICE LIBOR USD 3 Month + 1.18%), 3.46%, 10/21/2022 (aa)	1,000	1,013
(ICE LIBOR USD 3 Month + 1.42%), 3.72%, 04/19/2021 (aa)	3,000	3,052
Bank of Montreal, (Canada),
(ICE LIBOR USD 3 Month + 0.34%), 2.64%, 07/13/2020 (aa)	2,350	2,355
(ICE LIBOR USD 3 Month + 0.60%), 2.73%, 12/12/2019 (aa)	785	786
(ICE LIBOR USD 3 Month + 0.79%), 2.92%, 08/27/2021 (aa)	100	101
Barclays plc, (United Kingdom),
2.75%, 11/08/2019	5,600	5,600
2.88%, 06/08/2020	2,000	2,002
BB&T Corp., (ICE LIBOR USD 3 Month + 0.57%), 2.69%, 06/15/2020 (aa)	4,000	4,012
Citibank NA,
(ICE LIBOR USD 3 Month + 0.60%), 2.74%, 05/20/2022 (aa)	1,600	1,602
3.05%, 05/01/2020	1,750	1,759
Citigroup, Inc.,
2.65%, 10/26/2020	100	101
(ICE LIBOR USD 3 Month + 1.07%), 3.17%, 12/08/2021 (aa)	2,000	2,024
Citizens Bank NA, (ICE LIBOR USD 3 Month + 0.54%), 2.68%, 03/02/2020 (aa)	5,000	5,006
Commonwealth Bank of Australia, (Australia), 2.05%, 09/18/2020 (e)	500	500
Credit Suisse Group Funding Guernsey Ltd., (Guernsey), 2.75%, 03/26/2020	5,800	5,815
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,000	1,004
Fifth Third Bank, (ICE LIBOR USD 3 Month + 0.25%), 2.52%, 10/30/2020 (aa)	1,000	1,001
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.27%, 04/16/2022 (aa)	1,700	1,706

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/2021	55	55
2.75%, 09/15/2020	50	50
(ICE LIBOR USD 3 Month + 0.73%), 2.83%, 12/27/2020 (aa)	4,900	4,905
(ICE LIBOR USD 3 Month + 1.17%), 3.33%, 11/15/2021 (aa)	750	756
(ICE LIBOR USD 3 Month + 1.16%), 3.42%, 04/23/2020 (aa)	3,800	3,817
(ICE LIBOR USD 3 Month + 1.36%), 3.64%, 04/23/2021 (aa)	100	101
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 2.72%, 05/18/2021 (aa)	1,700	1,702
(ICE LIBOR USD 3 Month + 1.00%), 3.12%, 05/18/2024 (aa)	2,000	2,008
(ICE LIBOR USD 3 Month + 1.50%), 3.79%, 01/05/2022 (aa)	1,000	1,019
(ICE LIBOR USD 3 Month + 1.66%), 3.79%, 05/25/2021 (aa)	1,450	1,476
Huntington National Bank (The),
2.38%, 03/10/2020	1,500	1,501
2.88%, 08/20/2020	400	403
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 3.25%, 03/29/2022 (aa)	1,700	1,722
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.79%, 10/02/2022 (e) (aa)	400	401
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	505
Lloyds Banking Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.80%), 2.96%, 06/21/2021 (aa)	1,000	1,002
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.65%), 2.92%, 07/26/2021 (aa)	700	702
(ICE LIBOR USD 3 Month + 0.79%), 3.07%, 07/25/2022 (aa)	3,400	3,414
(ICE LIBOR USD 3 Month + 1.06%), 3.19%, 09/13/2021 (aa)	1,400	1,415
Mizuho Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.88%), 3.02%, 09/11/2022 (aa)	3,400	3,419
(ICE LIBOR USD 3 Month + 0.94%), 3.08%, 02/28/2022 (aa)	1,000	1,007
(ICE LIBOR USD 3 Month + 1.48%), 3.82%, 04/12/2021 (e) (aa)	1,000	1,016
Morgan Stanley,
2.50%, 04/21/2021	50	50
(ICE LIBOR USD 3 Month + 0.55%), 2.73%, 02/10/2021 (aa)	3,300	3,303
2.80%, 06/16/2020	5,300	5,327
(ICE LIBOR USD 3 Month + 0.93%), 3.21%, 07/22/2022 (aa)	2,700	2,720
(ICE LIBOR USD 3 Month + 1.18%), 3.46%, 01/20/2022 (aa)	1,000	1,010
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 3 Month + 1.00%), 3.34%, 07/12/2021 (e) (aa)	1,150	1,164
Nordea Bank Abp, (Finland),
2.13%, 05/29/2020 (e)	2,000	2,001
(ICE LIBOR USD 3 Month + 0.47%), 2.59%, 05/29/2020 (e) (aa)	1,500	1,503
(ICE LIBOR USD 3 Month + 0.94%), 3.06%, 08/30/2023 (e) (aa)	200	199
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.27%, 05/02/2022 (aa)	3,100	3,103
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.47%, 05/31/2021 (aa)	200	202
Royal Bank of Scotland Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.47%), 3.63%, 05/15/2023 (aa)	400	400

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Santander UK plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.66%), 2.82%, 11/15/2021 (aa)	200	200
2.38%, 03/16/2020	200	200
Skandinaviska Enskilda Banken AB, (Sweden),
(ICE LIBOR USD 3 Month + 0.43%), 2.55%, 05/17/2021 (e) (aa)	1,500	1,504
2.63%, 11/17/2020 (e)	200	201
Standard Chartered plc, (United Kingdom), 3.05%, 01/15/2021 (e)	1,000	1,006
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.25%, 04/06/2020 (aa)	2,800	2,804
Sumitomo Mitsui Banking Corp., (Japan), 2.45%, 01/16/2020	2,000	2,001
Sumitomo Mitsui Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.78%), 3.12%, 07/12/2022 (aa)	3,400	3,412
(ICE LIBOR USD 3 Month + 1.68%), 3.78%, 03/09/2021 (aa)	100	102
SunTrust Bank, (ICE LIBOR USD 3 Month + 0.50%), 2.77%, 10/26/2021 (aa)	1,180	1,181
Svenska Handelsbanken AB, (Sweden), (ICE LIBOR USD 3 Month + 0.36%), 2.46%, 09/08/2020 (aa)	2,500	2,506
Synchrony Bank, (ICE LIBOR USD 3 Month + 0.63%), 2.73%, 03/30/2020 (aa)	2,200	2,201
UBS AG, (Switzerland),
2.45%, 12/01/2020 (e)	2,400	2,408
(ICE LIBOR USD 3 Month + 0.58%), 2.68%, 06/08/2020 (e) (aa)	2,100	2,106
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.08%, 04/14/2021 (e) (aa)	3,400	3,471
Wells Fargo & Co.,
(ICE LIBOR USD 3 Month + 0.68%), 2.95%, 01/30/2020 (aa)	1,500	1,503
(ICE LIBOR USD 3 Month + 0.93%), 3.11%, 02/11/2022 (aa)	1,500	1,509
(ICE LIBOR USD 3 Month + 1.01%), 3.11%, 12/07/2020 (aa)	100	101
(ICE LIBOR USD 3 Month + 0.88%), 3.16%, 07/22/2020 (aa)	3,000	3,017
Wells Fargo Bank NA,
(ICE LIBOR USD 3 Month + 0.62%), 2.75%, 05/27/2022 (aa)	3,000	3,007
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/2021 (aa)	2,000	2,018

		141,235

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.25%, 07/01/2020	600	608
4.63%, 10/30/2020	5,580	5,712
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,350	1,437
American Express Co.,
(ICE LIBOR USD 3 Month + 0.33%), 2.60%, 10/30/2020 (aa)	2,000	2,002
(ICE LIBOR USD 3 Month + 0.53%), 2.65%, 05/17/2021 (aa)	1,000	1,003
2.75%, 05/20/2022	3,300	3,353
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,200	2,181
(ICE LIBOR USD 3 Month + 1.05%), 3.32%, 05/02/2021 (e) (aa)	200	201
Capital One Financial Corp.,
2.40%, 10/30/2020	3,000	3,008
2.50%, 05/12/2020	1,000	1,002

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	700	698
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan),
2.65%, 09/19/2022 (e)	800	803
Reg. S, 2.75%, 10/21/2020	2,500	2,510
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	204
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	200

		24,922

Insurance — 0.8%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 2.68%, 09/20/2021 (e) (aa)	3,400	3,397
American International Group, Inc., 3.38%, 08/15/2020	7	7
Metropolitan Life Global Funding I,
(United States SOFR + 0.50%), 2.32%, 05/28/2021 (e) (aa)	3,900	3,904
(ICE LIBOR USD 3 Month + 0.23%), 2.53%, 01/08/2021 (e) (aa)	2,000	2,001

		9,309

Real Estate — 0.5%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,095
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	204

		5,299

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 2.35%, 01/21/2020	200	200
6.25%, 02/25/2020 (e)	1,000	1,016

		1,216

Total Financial		181,981

Industrial — 4.3%
Aerospace/Defense — 0.7%
Boeing Co. (The), 4.88%, 02/15/2020	4,250	4,290
L3Harris Technologies, Inc., (ICE LIBOR USD 3 Month + 0.48%), 2.75%, 04/30/2020 (aa)	200	200
Northrop Grumman Corp., 2.08%, 10/15/2020	1,000	1,000
Rolls-Royce plc, (United Kingdom), 2.38%, 10/14/2020 (e)	1,500	1,502
United Technologies Corp., 3.35%, 08/16/2021	480	492

		7,484

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	252

Electronics — 0.4%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.04%), 2.31%, 10/30/2019 (aa)	4,150	4,150
Tyco Electronics Group SA, (Luxembourg), (ICE LIBOR USD 3 Month + 0.45%), 2.58%, 06/05/2020 (aa)	1,000	1,001

		5,151

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp., Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.51%, 05/17/2021 (aa)	3,000	3,007

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Machinery - Diversified — 0.2%
John Deere Capital Corp., (ICE LIBOR USD 3 Month + 0.18%), 2.48%, 01/07/2020 (aa)	3,000	3,001

Miscellaneous Manufacturers — 1.0%
General Electric Co.,
5.50%, 01/08/2020	6,265	6,314
5.55%, 05/04/2020	1,500	1,521
Siemens Financieringsmaatschappij NV, (Netherlands), 2.15%, 05/27/2020 (e)	3,250	3,250

		11,085

Transportation — 1.0%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/2019	3,000	3,000
Ryder System, Inc.,
2.50%, 05/11/2020	1,843	1,846
2.65%, 03/02/2020	3,800	3,805
2.88%, 06/01/2022	1,500	1,524
United Parcel Service of America, Inc., 8.38%, 04/01/2020	1,356	1,399

		11,574

Trucking & Leasing — 0.7%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,300	3,313
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.01%, 11/05/2021 (aa)	500	501
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.20%, 07/15/2020 (e)	3,700	3,722

		7,536

Total Industrial		49,090

Technology — 2.8%
Computers — 0.9%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	1,000	1,031
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.08%, 03/01/2021 (aa)	2,000	1,999
Hewlett Packard Enterprise Co.,
(ICE LIBOR USD 3 Month + 0.72%), 3.01%, 10/05/2021 (aa)	1,464	1,464
3.60%, 10/15/2020	1,250	1,266
IBM Credit LLC, (ICE LIBOR USD 3 Month + 0.47%), 2.59%, 11/30/2020 (aa)	420	422
International Business Machines Corp., 1.90%, 01/27/2020	4,500	4,497

		10,679

Semiconductors — 1.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.20%, 01/15/2021	650	647
2.38%, 01/15/2020	4,745	4,745
Broadcom, Inc., 3.13%, 04/15/2021 (e)	1,100	1,111
Intel Corp., (ICE LIBOR USD 3 Month + 0.08%), 2.26%, 05/11/2020 (aa)	1,500	1,501
KLA Corp., 3.38%, 11/01/2019	1,000	1,000
NXP BV / NXP Funding LLC, (Netherlands),
3.88%, 09/01/2022 (e)	400	413
4.13%, 06/01/2021 (e)	2,800	2,873

		12,290

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Software — 0.8%
Adobe, Inc., 4.75%, 02/01/2020	5,200	5,246
Fidelity National Information Services, Inc., 3.63%, 10/15/2020	2,850	2,888
VMware, Inc., 2.30%, 08/21/2020	200	200

		8,334

Total Technology		31,303

Utilities — 1.2%
Electric — 1.2%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,300	3,302
Electricite de France SA, (France), 4.60%, 01/27/2020 (e)	4,000	4,032
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,000
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.40%), 2.54%, 08/21/2020 (aa)	3,400	3,400
Sempra Energy, (ICE LIBOR USD 3 Month + 0.50%), 2.80%, 01/15/2021 (aa)	200	200
Southern Co. (The), 2.75%, 06/15/2020	1,181	1,185

Total Utilities		14,119

Total Corporate Bonds (Cost $468,769)		470,376

Foreign Government Securities — 0.9%
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	200
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.15%, 08/21/2022 (aa)	3,400	3,396
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 2.71%, 06/01/2021 (aa)	6,250	6,271

Total Foreign Government Securities (Cost $9,861)		9,867

Mortgage-Backed Securities — 4.2%
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 12/01/2049 (w)	2,400	2,433
TBA, 3.50%, 11/01/2048 (w)	6,800	6,976
TBA, 4.00%, 11/01/2048 (w)	11,600	12,042
FNMA Pool, Single Family, 15 years,
3.50%, 04/01/2033	862	903
3.50%, 11/01/2033	13,650	14,109
3.50%, 01/01/2034	10,565	10,920

Total Mortgage-Backed Securities (Cost $46,552)		47,383

U.S. Government Agency Security — 0.4%
FHLMC, 2.80%, 06/03/2024 (Cost $4,000)	4,000	4,003

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — 7.5%
U.S. Treasury Floating Rate Notes,
(U.S. Treasury 3 Month Bill Market Yield + 0.05%), 1.96%, 10/31/2020 (aa)	5,000	4,992
(U.S. Treasury 3 Month Bill Market Yield + 0.12%), 2.03%, 01/31/2021 (aa)	10,000	9,987
(U.S. Treasury 3 Month Bill Market Yield + 0.22%), 2.13%, 07/31/2021 (aa)	4,500	4,496
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2022 (cc)	6,330	6,263
0.13%, 01/15/2023	9,226	9,145
0.38%, 07/15/2023	10,088	10,145
0.63%, 04/15/2023 (cc)	17,043	17,178
U.S. Treasury Notes,
1.13%, 12/31/2019	3,700	3,693
1.50%, 06/15/2020	10,000	9,974
2.00%, 07/31/2020	7,000	7,007
3.38%, 11/15/2019	1,800	1,803

Total U.S. Treasury Obligations (Cost $84,090)		84,683

Short-Term Investments — 30.7%
Certificates of Deposit — 3.0%
Bank of Nova Scotia, (Canada), (ICE LIBOR USD 3 Month + 0.06%), 2.27%, 05/07/2020 (aa)	4,000	4,001
Barclays Bank plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.28%), 2.49%, 05/07/2020 (aa)	2,000	2,000
Credit Agricole Corporate and Investment Bank, (France), (United States FEDEF + 0.33%), 2.16%, 06/12/2020 (aa)	4,000	4,000
Mizuho Bank Ltd., (Japan), 2.29%, 11/01/2019 (n)	4,000	4,000
MUFG Bank Ltd., (Japan), 2.97%, 01/28/2020 (n)	1,000	1,003
Natixis SA, (France), (ICE LIBOR USD 1 Month + 0.29%), 2.36%, 06/05/2020 (aa)	4,500	4,501
Norinchukin Bank, (Japan), 2.53%, 12/04/2019 (n)	4,500	4,503
Societe Generale, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.46%, 04/24/2020 (aa)	4,000	4,002
Standard Chartered Bank, (United Kingdom), (ICE LIBOR USD 1 Month + 0.13%), 2.18%, 12/11/2019 (aa)	4,500	4,500
Sumitomo Mitsui Banking Corp., (Japan), (ICE LIBOR USD 3 Month + 0.04%), 2.34%, 10/18/2019 (aa)	1,000	1,000

Total Certificates of Deposit		33,510

Commercial Papers — 7.2%
AT&T, Inc., 2.42%, 12/06/2019 (e) (n)	2,500	2,489
Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.17%), 2.26%, 04/02/2020 (e) (aa)	3,000	2,999
DNB Bank ASA, (Norway), (ICE LIBOR USD 3 Month + 0.04%), 2.14%, 03/09/2020 (e) (aa)	4,500	4,500
Dupont de Nemours, Inc., 2.27%, 11/12/2019 (e) (n)	3,000	2,992
Eli Lilly & Co., 2.75%, 10/31/2019 (e) (n)	4,000	3,993
Exxon Mobil Corp., 2.30%, 10/10/2019 (n)	4,500	4,497
Federation des Caisses Desjardins du Quebec, (Canada), 2.24%, 11/01/2019 (e) (n)	4,500	4,492
Ford Motor Credit Co. LLC, 3.43%, 01/21/2020 (e) (n)	1,400	1,388
Keurig Dr Pepper, Inc., 2.31%, 10/11/2019 (e) (n)	1,000	999
LVMH Moet Hennessy Louis Vuitton, Inc., 2.74%, 10/07/2019 (e) (n)	4,000	3,998
Macquarie Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.25%), 2.29%, 07/09/2020 (e) (aa)	4,800	4,799

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
Marriot International, Inc.,
2.27%, 12/20/2019 (e) (n)	3,000	2,985
2.33%, 10/30/2019 (e) (n)	1,000	998
Mitsubishi UFJ Trust & Banking Corp., 2.17%, 12/18/2019 (e) (n)	2,150	2,140
National Australia Bank Ltd., (Australia), (ICE LIBOR USD 1 Month + 0.18%), 2.20%, 06/25/2020 (e) (aa)	4,500	4,497
Nationwide Building Society, (United Kingdom), 2.52%, 11/01/2019 (e) (n)	4,500	4,492
Pfizer, Inc., 1.98%, 02/13/2020 (e) (n)	4,500	4,466
Royal Bank of Canada, (Canada), (United States FEDEF + 0.28%), 2.11%, 04/09/2020 (e) (aa)	2,000	2,000
Smithfield Foods, Inc., 2.45%, 10/15/2019 (e) (n)	400	400
Societe Generale SA, (France), (ICE LIBOR USD 3 Month + 0.18%), 2.36%, 05/11/2020 (e) (aa)	4,500	4,503
Toronto-Dominion Bank (The), (Canada)
(ICE LIBOR USD 3 Month + 0.19%), 2.30%, 09/28/2020 (e) (aa)	3,500	3,500
3.09%, 10/18/2019 (e) (n)	2,000	1,998
VW Credit, Inc.,
2.34%, 02/05/2020 (e) (n)	1,000	992
2.48%, 02/03/2020 (e) (n)	1,300	1,289
2.60%, 03/30/2020 (e) (n)	1,400	1,384
3.03%, 10/07/2019 (e) (n)	1,000	1,000
3.06%, 12/06/2019 (e) (n)	1,050	1,045
Walgreens Boot Alliance, Inc.,
2.33%, 02/18/2020 (e) (n)	2,000	1,982
2.33%, 03/31/2020 (e) (n)	1,000	989
Walt Disney Co. (The), 1.99%, 01/31/2020 (e) (n)	4,500	4,470

Total Commercial Papers		82,276

Corporate Notes — 0.7%
BellSouth LLC, 4.27%, 04/26/2020 (e)	2,000	2,020
Caterpillar Financial Services Corp., (ICE LIBOR USD 3 Month + 0.10%), 2.26%, 06/19/2020 (aa)	3,993	3,994
Cigna Corp., (ICE LIBOR USD 3 Month + 0.35%), 2.49%, 03/17/2020 (aa)	2,000	2,000

Total Corporate Notes		8,014

Repurchase Agreements — 18.5%
BNP Paribas SA, 2.35%, dated 09/30/2019, due 10/01/2019, repurchase price $70,005, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 11/15/2020 - 02/15/2049, with a value of $71,506.	70,000	70,000
BofA Securities, Inc., 2.30%, dated 09/30/2019, due 10/01/2019, repurchase price $70,004, collateralized by U.S. Treasury Security, 1.25%, due 07/15/2020, with a value of $71,380.	70,000	70,000
Citibank NA, 2.30%, dated 09/30/2019, due 10/01/2019, repurchase price $70,004, collateralized by U.S. Treasury Securities, 0.13% - 2.50%, due 04/30/2024 - 07/15/2024, with a value of $71,365.	70,000	70,000

Total Repurchase Agreements		210,000

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — 1.3%
BNP Paribas SA, (0.67%), 10/01/2019	EUR	142	154
Brown Brothers Harriman,
0.38%, 10/01/2019	GBP	1	1
0.84%, 10/01/2019	CAD	471	355
Citibank NA, 1.25%, 10/01/2019		14,455	14,455

Total Time Deposits			14,965

Total Short-Term Investments
(Cost $348,740)			348,765

Total Investments — 102.2% (Cost $1,157,624)*			1,161,030
Liabilities in Excess of Other Assets — (2.2)%			(25,237)

NET ASSETS — 100.0%			$1,135,793

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian 10 Year Government Bond	135	12/2019	CAD	14,654	(123)
Canadian Bankers’ Acceptance	177	12/2020	CAD	32,812	(13)
U.S. Treasury 2 Year Note	875	12/2019	USD	188,883	(321)
U.S. Ultra Tresury 10 Year Note	19	12/2019	USD	2,748	(42)

					(499)

Short Contracts
3 Month Eurodollar	(749)	12/2020	USD	(184,245)	(244)
Euro-Bobl	(24)	12/2019	EUR	(3,557)	9
Euro-Schatz	(153)	12/2019	EUR	(18,753)	20
U.S. Treasury Ultra Bond	(21)	12/2019	USD	(4,074)	44

					(171)

Total unrealized appreciation (depreciation)					(670)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2019:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD 492	USD	370	Morgan Stanley & Co.	11/15/2019	1
USD 2,220	CAD	2,926	Morgan Stanley & Co.	11/15/2019	10

Total unrealized appreciation					11

EUR 291	USD	328	Morgan Stanley & Co.	11/15/2019	(9)
USD 6,462	GBP	5,303	Morgan Stanley & Co.	11/15/2019	(70)

Total unrealized depreciation					(79)

Net unrealized appreciation (depreciation)					(68)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2019:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States FEDEF Intraday	2.30% annually	Receive	03/01/2022	USD	129,100	54	(2,927)	(2,873)

Total						54	(2,927)	(2,873)

(a)	Value of floating rate index as of September 30, 2019 was as follows:

FLOATING RATE INDEX
United States FEDEF	1.90%

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Sale-Buyback Transactions

COUNTERPARTY	BORROWING DATE	MATURITY DATE	BORROWING RATE	AMOUNT BORROWED	PAYABLE FOR SALE-BUYBACK TRANSACTIONS
Morgan Stanley & Co. LLC.	09/24/2019	10/03/2019	2.55%	6,274	(6,277)
Morgan Stanley & Co. LLC.	09/30/2019	10/01/2019	2.99%	1,046	(1,046)

					(7,323)

Six Circles Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS AS OF SEPTEMBER 30, 2019
BofA	—	Bank of America
CLO	—	Collateralized Loan Obligations
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FNMA	—	Federal National Mortgage Association
FHLMC	—	Federal Home Loan Mortgage Corp.
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REMICS	—	Real Estate Mortgage Investment Conduit
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2019.
TBA	—	To Be Announced
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Illiquid security.
(g)	—	Amount rounds to less than 0.05%.
(n)	—	The rate shown is the effective yield as of September 30, 2019.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2019.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	All or a portion of these U.S. Treasury Obligations were purchased in a sale-buyback transaction. The value of these securities total $7,305, which represents 0.6% of total net assets.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 3.1%
Bank of The West Auto Trust, Series 2018-1, Class A2, 3.09%, 04/15/2021 (e)		1,658	1,661
BMW Canada Auto Trust, (Canada), Series 2019-1A, Class A1, 2.15%, 10/20/2021 (e)	CAD	1,970	1,487
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.88%, 06/15/2028 (e)		605	605
Series 2019-1A, Class A1, 2.94%, 04/15/2031 (e)		1,378	1,395
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 02/15/2022 (e)		1,800	1,797
Discover Card Execution Note Trust, Series 2019-A2, Class A, (ICE LIBOR USD 1 Month + 0.27%), 2.30%, 12/15/2023 (aa)		3,500	3,503
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2, Class A1, 1.98%, 01/15/2022		3,000	2,998
Series 2018-3, Class A2, (ICE LIBOR USD 1 Month + 0.40%), 2.43%, 10/15/2023 (aa)		2,900	2,894
Series 2019-3, Class A2, (ICE LIBOR USD 1 Month + 0.60%), 2.65%, 09/15/2024 (aa)		600	600
Gracechurch Card Funding plc, (United Kingdom), Series 2018-1A, Class A, (ICE LIBOR USD 1 Month + 0.40%), 2.43%, 07/15/2022 (e) (aa)		200	200
Home Equity Asset Trust, Series 2005-8, Class M1, (ICE LIBOR USD 1 Month + 0.43%), 2.45%, 02/25/2036 (aa)		1,905	1,911
Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, SUB, 3.75%, 04/25/2059 (e)		284	288
Marlette Funding Trust, Series 2018-4A, Class A, 3.71%, 12/15/2028 (e)		693	699
Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2, 3.01%, 02/16/2021		1,279	1,283
MMAF Equipment Finance LLC, Series 2016-AA, Class A3, 1.48%, 06/15/2020 (e)		303	303
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 2.53%, 02/18/2042 (e)		1,156	1,157
Series 2018-CA, Class A1, 3.01%, 06/16/2042 (e)		1,850	1,863
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 12/15/2059 (e)		1,943	1,965
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 3.05%, 06/27/2067 (e) (aa)		1,670	1,666
Oscar US Funding X LLC, (Japan), Series 2019-1A, Class A2, 3.10%, 04/11/2022 (e)		1,423	1,429
Securitized Term Auto Receivables Trust, (Canada), Series 2018-2A, Class A2A, 3.06%, 02/25/2021 (e)		685	687
SLC Student Loan Trust, Series 2005-1, Class A3, (ICE LIBOR USD 3 Month + 0.10%), 2.26%, 02/15/2025 (aa)		1,178	1,178
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 2.49%, 06/15/2027 (e)		2,300	2,307
Series 2015-B, Class A2A, 2.98%, 07/15/2027 (e)		1,442	1,453
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		1,272	1,273

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
SoFi Consumer Loan Program Trust,
Series 2019-1, Class A, 3.24%, 02/25/2028 (e)		678	685
Series 2019-3, Class A, 2.90%, 05/25/2028 (e)		842	848
Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 02/25/2042 (e)		1,018	1,019

Total Asset-Backed Securities (Cost $38,945)			39,154

Collateralized Mortgage Obligations — 1.7%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 0.00%, 11/16/2066 (e) (aa)		300	300
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.83%, 08/26/2058 (e)		291	295
FNMA REMICS,
Series 2018-86, Class FN, (ICE LIBOR USD 1 Month + 0.35%), 2.58%, 12/25/2048 (aa)		2,187	2,177
Series 2019-31, Class FB, (ICE LIBOR USD 1 Month + 0.45%), 2.47%, 07/25/2049 (aa)		1,965	1,962
Series 2019-47, Class FD, (ICE LIBOR USD 1 Month + 0.40%), 2.55%, 08/25/2049 (aa)		1,086	1,087
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 2.88%, 12/20/2064 (aa)		2,059	2,061
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 2.58%, 08/20/2065 (aa)		2,847	2,838
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.52%, 05/20/2044 (aa)		2,120	2,117
Hawksmoor Mortgages, (United Kingdom), Series 2019-1A, Class A, (SONIA Deposit Rates Swap 3 Month + 1.05%), 0.00%, 05/25/2053 (e) (aa)	GBP	3,000	3,691
Lanark Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A1, (ICE LIBOR USD 3 Month + 0.77%), 2.90%, 12/22/2069 (e) (aa)		1,400	1,401
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		248	262
Ripon Mortgages plc, (United Kingdom), Series 1X, Class A2, Reg. S, (ICE LIBOR GBP 3 Month + 0.80%), 1.56%, 08/20/2056 (aa)	GBP	2,871	3,524
Silverstone Master Issuer plc, (United Kingdom), Series 2019-1A, Class 1A, (ICE LIBOR USD 3 Month + 0.57%), 2.85%, 01/21/2070 (e) (aa)		200	200
Trinity Square plc, (United Kingdom), Series 2015-1X, Class A, Reg. S, (ICE LIBOR GBP 3 Month + 1.15%), 1.92%, 07/15/2051 (aa)	GBP	154	190

Total Collateralized Mortgage Obligations (Cost $22,284)			22,105

Commercial Mortgage-Backed Securities — 1.0%
AREIT Trust,
Series 2018-CRE2, Class A, (ICE LIBOR USD 1 Month + 0.98%), 3.01%, 11/14/2035 (e) (aa)		2,114	2,110
Series 2019-CRE3, Class A, (ICE LIBOR USD 1 Month + 1.02%), 3.05%, 09/14/2036 (e) (aa)		500	500
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT, Class A, (ICE LIBOR USD 1 Month + 1.20%), 3.23%, 03/15/2034 (e) (aa)		300	301
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.08%, 04/15/2036 (e) (aa)		400	400

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, (ICE LIBOR USD 1 Month + 1.05%), 3.32%, 09/15/2036 (e) (aa)	500	500
BX Commercial Mortgage Trust, Series 2018-IND, Class A, (ICE LIBOR USD 1 Month + 0.75%), 2.78%, 11/15/2035 (e) (aa)	2,906	2,905
GPMT Ltd., (Cayman Islands), Series 2018-FL1, Class A, (ICE LIBOR USD 1 Month + 0.90%), 2.94%, 11/21/2035 (e) (aa)	886	886
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AAB, 3.85%, 08/15/2046	786	812
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 3.03%, 05/15/2036 (e) (aa)	700	700
PFP Ltd., (Cayman Islands), Series 2019-5, Class A, (ICE LIBOR USD 1 Month + 0.97%), 3.00%, 04/14/2036 (e) (aa)	1,500	1,501
VMC Finance LLC, Series 2018-FL2, Class A, (ICE LIBOR USD 1 Month + 0.92%), 2.94%, 10/15/2035 (e) (aa)	2,382	2,378

Total Commercial Mortgage-Backed Securities (Cost $12,985)		12,993

Corporate Bonds — 16.0%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Incitec Pivot Finance LLC, Reg. S, 6.00%, 12/10/2019	200	201

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 5.40%, 11/01/2020 (e)	200	207

Total Basic Materials		408

Communications — 0.7%
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 07/23/2020	3,600	3,632

Telecommunications — 0.4%
AT&T, Inc., (ICE LIBOR USD 3 Month + 1.18%), 3.31%, 06/12/2024 (aa)	2,100	2,138
Vodafone Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 0.99%), 3.31%, 01/16/2024 (aa)	2,500	2,522

		4,660

Total Communications		8,292

Consumer Cyclical — 2.3%
Airlines — 0.1%
Southwest Airlines Co., 2.75%, 11/06/2019	150	150
WestJet Airlines Ltd., (Canada), 3.50%, 06/16/2021 (e) (i)	749	762

		912

Auto Manufacturers — 2.1%
BMW US Capital LLC, (ICE LIBOR USD 3 Month + 0.50%), 2.68%, 08/13/2021 (e) (aa)	3,700	3,708
Daimler Finance North America LLC,
(ICE LIBOR USD 3 Month + 0.45%), 2.60%, 02/22/2021 (e) (aa)	700	700
2.70%, 08/03/2020 (e)	800	804
Ford Motor Credit Co. LLC,
2.34%, 11/02/2020	800	795
2.43%, 06/12/2020	200	200

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
(ICE LIBOR USD 3 Month + 0.43%), 2.70%, 11/02/2020 (aa)	1,200	1,190
(ICE LIBOR USD 3 Month + 0.88%), 3.22%, 10/12/2021 (aa)	150	147
(ICE LIBOR USD 3 Month + 1.00%), 3.31%, 01/09/2020 (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 1.27%), 3.37%, 03/28/2022 (aa)	350	345
General Motors Financial Co., Inc.,
(ICE LIBOR USD 3 Month + 0.93%), 3.23%, 04/13/2020 (aa)	2,000	2,005
3.70%, 11/24/2020	3,200	3,240
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/2020 (e)	1,500	1,497
Hyundai Capital America,
2.55%, 04/03/2020 (e)	500	500
2.60%, 03/19/2020 (e)	500	500
Reg. S, (ICE LIBOR USD 3 Month + 0.82%), 2.95%, 03/12/2021 (aa)	2,645	2,649
(ICE LIBOR USD 3 Month + 0.80%), 3.13%, 04/03/2020 (e) (aa)	100	100
Nissan Motor Acceptance Corp.,
2.15%, 07/13/2020 (e)	1,100	1,099
(ICE LIBOR USD 3 Month + 0.39%), 2.49%, 09/28/2020 (e) (aa)	1,000	1,000
(ICE LIBOR USD 3 Month + 0.52%), 2.64%, 03/15/2021 (e) (aa)	200	200
(ICE LIBOR USD 3 Month + 0.69%), 2.79%, 09/28/2022 (e) (aa)	1,620	1,617
(ICE LIBOR USD 3 Month + 0.65%), 2.95%, 07/13/2022 (e) (aa)	1,700	1,695
Volkswagen Group of America Finance LLC,
(ICE LIBOR USD 3 Month + 0.86%), 2.97%, 09/24/2021 (e) (aa)	1,000	1,002
4.00%, 11/12/2021 (e)	400	413
Volkswagen International Finance NV, (Netherlands), 4.00%, 08/12/2020 (e)	800	811

		27,217

Auto Parts & Equipment — 0.0% (g)
ZF North America Capital, Inc., 4.00%, 04/29/2020 (e)	600	604

Lodging — 0.1%
Las Vegas Sands Corp., 3.20%, 08/08/2024	700	713

Total Consumer Cyclical		29,446

Consumer Non-cyclical — 2.7%
Agriculture — 0.5%
BAT Capital Corp.,
(ICE LIBOR USD 3 Month + 0.59%), 2.77%, 08/14/2020 (aa)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.88%), 3.04%, 08/15/2022 (aa)	3,500	3,520
Imperial Brands Finance plc, (United Kingdom), 3.75%, 07/21/2022 (e)	1,900	1,956

		6,478

Commercial Services — 1.3%
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 2.36%, 05/28/2021	10,000	9,988
Reg. S, (ICE LIBOR USD 3 Month + 0.56%), 2.83%, 11/02/2021 (aa)	3,900	3,901
Equifax, Inc., (ICE LIBOR USD 3 Month + 0.87%), 3.03%, 08/15/2021 (aa)	3,090	3,089

		16,978

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Food — 0.1%
Conagra Brands, Inc., (ICE LIBOR USD 3 Month + 0.50%), 2.81%, 10/09/2020 (aa)	1,000	1,000

Healthcare - Services — 0.4%
Dignity Health, 2.64%, 11/01/2019	3,100	3,100
Fresenius Medical Care US Finance II, Inc., 4.13%, 10/15/2020 (e)	1,900	1,924

		5,024

Pharmaceuticals — 0.4%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 3.13%, 12/15/2023 (e) (aa)	3,700	3,702
Bristol-Myers Squibb Co., (ICE LIBOR USD 3 Month + 0.38%), 2.55%, 05/16/2022 (e) (aa)	1,200	1,201

		4,903

Total Consumer Non-cyclical		34,383

Diversified — 0.1%
Holding Companies — 0.1%
CK Hutchison International 17 II Ltd., (Cayman Islands),
2.25%, 09/29/2020 (e)	200	200
Reg. S, 2.25%, 09/29/2020	1,500	1,498

Total Diversified		1,698

Energy — 0.8%
Coal — 0.0% (g)
China Shenhua Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 3.13%, 01/20/2020	500	500

Oil & Gas — 0.4%
CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.63%, 05/05/2020	3,400	3,403
EQT Corp., (ICE LIBOR USD 3 Month + 0.77%), 2.87%, 10/01/2020 (aa)	900	898
Petronas Global Sukuk Ltd., (Malaysia), Reg. S, 2.71%, 03/18/2020	200	200

		4,501

Pipelines — 0.4%
Enbridge, Inc., (Canada), (ICE LIBOR USD 3 Month + 0.40%), 2.74%, 01/10/2020 (aa)	3,500	3,501
Florida Gas Transmission Co. LLC, 5.45%, 07/15/2020 (e)	500	512
Rockies Express Pipeline LLC, 5.63%, 04/15/2020 (e)	1,200	1,216

		5,229

Total Energy		10,230

Financial — 6.9%
Banks — 4.5%
Aozora Bank Ltd., (Japan), Reg. S, 2.75%, 03/09/2020	200	200
Axis Bank Ltd., (India), 3.25%, 05/21/2020 (e)	500	501
Banco Santander Chile, (Chile), (ICE LIBOR USD 3 Month + 1.20%), 3.34%, 11/28/2021 (aa)	3,200	3,240
Bank of America Corp., (ICE LIBOR USD 3 Month + 1.18%), 3.46%, 10/21/2022 (aa)	1,200	1,216

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Barclays plc, (United Kingdom), 2.75%, 11/08/2019	3,900	3,900
Citibank NA, (ICE LIBOR USD 3 Month + 0.60%), 2.74%, 05/20/2022 (aa)	1,800	1,803
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/2022 (e) (aa)	1,200	1,204
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.27%, 04/16/2022 (aa)	1,800	1,807
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 0.73%), 2.83%, 12/27/2020 (aa)	3,700	3,704
(ICE LIBOR USD 3 Month + 1.17%), 3.33%, 11/15/2021 (aa)	300	302
HSBC Holdings plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 0.60%), 2.72%, 05/18/2021 (aa)	1,800	1,802
(ICE LIBOR USD 3 Month + 1.00%), 3.12%, 05/18/2024 (aa)	2,300	2,309
(ICE LIBOR USD 3 Month + 1.50%), 3.79%, 01/05/2022 (aa)	1,000	1,019
ING Groep NV, (Netherlands), (ICE LIBOR USD 3 Month + 1.15%), 3.25%, 03/29/2022 (aa)	1,900	1,924
KEB Hana Bank, (South Korea), (ICE LIBOR USD 3 Month + 0.70%), 2.79%, 10/02/2022 (e) (aa)	500	501
Lloyds Bank plc, (United Kingdom), 5.80%, 01/13/2020 (e)	500	505
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.65%), 2.92%, 07/26/2021 (aa)	900	903
(ICE LIBOR USD 3 Month + 0.79%), 3.07%, 07/25/2022 (aa)	3,700	3,715
Mizuho Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.88%), 3.02%, 09/11/2022 (aa)	3,700	3,721
Morgan Stanley,
(ICE LIBOR USD 3 Month + 0.93%), 3.21%, 07/22/2022 (aa)	2,400	2,418
(ICE LIBOR USD 3 Month + 1.18%), 3.46%, 01/20/2022 (aa)	1,000	1,010
Nordea Bank Abp, (Finland), (ICE LIBOR USD 3 Month + 0.94%), 3.06%, 08/30/2023 (e) (aa)	200	199
QNB Finance Ltd., (Cayman Islands),
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.27%, 05/02/2022 (aa)	3,600	3,603
Reg. S, (ICE LIBOR USD 3 Month + 1.35%), 3.47%, 05/31/2021 (aa)	200	202
Royal Bank of Scotland Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.47%), 3.63%, 05/15/2023 (aa)	700	701
Santander UK plc, (United Kingdom), 2.38%, 03/16/2020	200	200
(ICE LIBOR USD 3 Month + 0.66%), 2.82%, 11/15/2021 (aa)	500	501
State Bank of India, (India), Reg. S, (ICE LIBOR USD 3 Month + 0.95%), 3.25%, 04/06/2020 (aa)	3,300	3,304
Sumitomo Mitsui Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.78%), 3.12%, 07/12/2022 (aa)	3,700	3,713
UBS Group Funding Switzerland AG, (Switzerland), (ICE LIBOR USD 3 Month + 1.78%), 4.08%, 04/14/2021 (e) (aa)	3,700	3,777
Wells Fargo Bank NA, (ICE LIBOR USD 3 Month + 0.62%), 2.75%, 05/27/2022 (aa)	3,500	3,509

		57,413

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.25%, 07/01/2020	400	405
4.63%, 10/30/2020	2,600	2,662
Aircastle Ltd., (Bermuda), 5.50%, 02/15/2022	1,450	1,543
American Express Co., 2.75%, 05/20/2022	3,700	3,759

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
BOC Aviation Ltd., (Singapore),
Reg. S, 2.38%, 09/15/2021	2,500	2,478
(ICE LIBOR USD 3 Month + 1.05%), 3.32%, 05/02/2021 (e) (aa)	200	201
GE Capital International Funding Co. Unlimited Co., (Ireland), 2.34%, 11/15/2020	900	898
Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan), 2.65%, 09/19/2022 (e)	1,700	1,705
Reg. S, 2.75%, 10/21/2020	2,500	2,511
Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	200	204
OMX Timber Finance Investments I LLC, 5.42%, 10/31/2019 (e)	200	200

		16,566

Insurance — 0.6%
AIA Group Ltd., (Hong Kong), (ICE LIBOR USD 3 Month + 0.52%), 2.68%, 09/20/2021 (e) (aa)	3,700	3,697
Metropolitan Life Global Funding I, (United States SOFR + 0.50%), 2.32%, 05/28/2021 (e) (aa)	4,500	4,505

		8,202

Real Estate — 0.4%
Qatari Diar Finance Co., (Qatar), Reg. S, 5.00%, 07/21/2020	5,000	5,095
Sinochem Overseas Capital Co. Ltd., (British Virgin Islands), Reg. S, 4.50%, 11/12/2020	200	204

		5,299

Savings & Loans — 0.1%
Nationwide Building Society, (United Kingdom),
Reg. S, 2.35%, 01/21/2020	200	200
6.25%, 02/25/2020 (e)	1,000	1,016

		1,216

Total Financial		88,696

Industrial — 0.6%
Aerospace/Defense — 0.0% (g)
L3Harris Technologies, Inc., (ICE LIBOR USD 3 Month + 0.48%), 2.75%, 04/30/2020 (aa)	200	200

Building Materials — 0.0% (g)
Holcim US Finance Sarl & Cie SCS, (Luxembourg), Reg. S, 6.00%, 12/30/2019	250	252

Miscellaneous Manufacturers — 0.1%
General Electric Co., 5.55%, 05/04/2020	1,500	1,522

Transportation — 0.2%
Ryder System, Inc., 2.88%, 06/01/2022	1,900	1,930

Trucking & Leasing — 0.3%
Aviation Capital Group LLC, 2.88%, 01/20/2022 (e)	3,700	3,715
GATX Corp., (ICE LIBOR USD 3 Month + 0.72%), 3.01%, 11/05/2021 (aa)	500	501

		4,216

Total Industrial		8,120

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Technology — 1.1%
Computers — 0.3%
Dell International LLC / EMC Corp., 4.42%, 06/15/2021 (e)	1,200	1,237
DXC Technology Co., (ICE LIBOR USD 3 Month + 0.95%), 3.08%, 03/01/2021 (aa)	2,300	2,299

		3,536

Semiconductors — 0.8%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	4,500	4,500
Broadcom, Inc., 3.13%, 10/15/2022 (e)	200	203
KLA Corp., 3.38%, 11/01/2019	1,000	1,000
NXP BV / NXP Funding LLC, (Netherlands), 3.88%, 09/01/2022 (e)	400	413
4.13%, 06/01/2021 (e)	3,400	3,488

		9,604

Software — 0.0% (g)
VMware, Inc., 2.30%, 08/21/2020	200	200

Total Technology		13,340

Utilities — 0.8%
Electric — 0.8%
Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, 2.70%, 03/16/2020	3,150	3,152
Exelon Generation Co. LLC, 5.20%, 10/01/2019	2,000	2,000
IPALCO Enterprises, Inc., 3.45%, 07/15/2020	1,000	1,006
NextEra Energy Capital Holdings, Inc., (ICE LIBOR USD 3 Month + 0.40%), 2.54%, 08/21/2020 (aa)	3,700	3,700

Total Utilities		9,858

Total Corporate Bonds (Cost $203,511)		204,471

Foreign Government Securities — 0.8%
Export-Import Bank of India, (India),
Reg. S, 2.75%, 08/12/2020	200	201
Reg. S, (ICE LIBOR USD 3 Month + 1.00%), 3.15%, 08/21/2022 (aa)	3,700	3,695
Export-Import Bank of Korea, (South Korea), (ICE LIBOR USD 3 Month + 0.58%), 2.71%, 06/01/2021 (aa)	6,300	6,321

Total Foreign Government Securities (Cost $10,211)		10,217

Mortgage-Backed Securities — 4.2%
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 12/01/2049 (w)	2,800	2,838
TBA, 3.50%, 11/01/2048 (w)	7,800	8,002
TBA, 4.00%, 11/01/2048 (w)	16,200	16,818
FNMA Pool, Single Family, 15 years, 3.50%, 04/01/2033	862	903
3.50%, 11/01/2033	13,159	13,602
3.50%, 01/01/2034	11,220	11,597

Total Mortgage-Backed Securities (Cost $52,917)		53,760

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 60.4% (t)
Alabama — 0.0% (g)
County of Jefferson, Series A, GO, 5.00%, 04/01/2020	500	508

Alaska — 0.3%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 1.55%, 10/07/2019 (z)	2,400	2,400
City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 1.87%, 10/01/2019 (z)	2,000	2,000

		4,400

Arizona — 1.3%
Arizona Health Facilities Authority, Banner Health Obligated Group, Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.58%, 10/07/2019 (z)	4,060	4,060
Arizona Health Facilities Authority, Dignity Health Obligated Group, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.62%, 10/07/2019 (z)	8,800	8,800
City of Phoenix, Civic Improvement Corp.,
Rev., AMT, 5.00%, 07/01/2020	620	636
Rev., 5.00%, 07/01/2020	1,000	1,027
Rev., AMT, 5.00%, 07/01/2021	1,750	1,860
Maricopa County Industrial Development Authority, Scottsdale Healthcare Hospitals Obligated Group, Series A, Rev., 5.00%, 09/01/2021	725	774

		17,157

California — 1.3%
ABAG Finance Authority for Nonprofit Corps, Lakeside Village Apartments, Series A, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.35%, 10/07/2019 (z)	400	400
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series B, Rev., AMT, 5.00%, 07/01/2022	1,430	1,567
California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 1.49%, 10/07/2019 (z)	800	800
City of Riverside, Electric Revenue, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.37%, 10/07/2019 (z)	200	200
Golden State Tobacco Securitization Corp., Series A1, Rev., 5.00%, 06/01/2021	400	423
Los Angeles Department of Water & Power, Power System Revenue,
Series B5, Rev., VRDO, 1.30%, 10/07/2019 (z)	600	600
Series B7, Rev., VRDO, 1.29%, 10/07/2019 (z)	3,800	3,800
Metropolitan Water District of Southern California, Series A2, Rev., VRDO, 1.30%, 10/07/2019 (z)	450	450
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2021	6,405	6,687
Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America NA, 1.42%, 10/07/2019 (z)	1,550	1,550
State of California, Series B3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.36%, 10/07/2019 (z)	500	500

		16,977

Colorado — 2.5%
City & County of Denver, Airport System Revenue, Series A, Rev., AMT, 5.00%, 11/15/2021	2,000	2,145
Colorado Educational & Cultural Facilities Authority, Nature Conservancy (The), Rev., VRDO, 1.63%, 10/07/2019 (z)	1,950	1,950

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc.,
Series B, Rev., VRDO, 1.65%, 10/07/2019 (z)	300	300
Series C, Rev., VRDO, 1.61%, 10/07/2019 (z)	10,755	10,755
Colorado Health Facilities Authority, Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Series A, Rev., 5.00%, 01/01/2022 (w)	2,500	2,703
Colorado Housing & Finance Authority, Adjusted Single Family Mortgage, Series I, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.65%, 10/07/2019 (z)	670	670
Colorado Housing & Finance Authority, Multifamily Project, Series B2, Class I, Rev., 1.35%, 02/01/2022	5,000	4,974
University of Colorado Hospital Authority, Health Obligated Group,
Series B1, Rev., VRDO, 1.54%, 10/07/2019 (z)	4,600	4,600
Series B2, Rev., VRDO, 1.54%, 10/07/2019 (z)	4,400	4,400

		32,497

Connecticut — 2.3%
Connecticut Housing Finance Authority,
Series B3, Rev., VRDO, 1.58%, 10/07/2019 (z)	280	280
Series B4, Rev., VRDO, 1.58%, 10/07/2019 (z)	3,500	3,500
Series C3, Rev., VRDO, 1.57%, 10/07/2019 (z)	4,000	4,000
Series A3, Rev., VRDO, 1.57%, 10/07/2019 (z)	5,000	5,000
Series E3, Rev., VRDO, 1.55%, 10/07/2019 (z)	4,000	4,000
Series F3, Rev., VRDO, 1.62%, 10/07/2019 (z)	10,000	10,000
Connecticut State Health & Educational Facilities Authority, Covenant Retirement Communities Obligated Group, Series B, Rev., 5.00%, 12/01/2020	1,000	1,039
Metropolitan District (The), Hartford County, Series A, GO, 5.00%, 07/15/2022	1,200	1,321

		29,140

District of Columbia — 0.3%
District of Columbia, Georgetown University, Series B1, Rev., VRDO, LOC: Bank of America NA, 1.57%, 10/07/2019 (z)	500	500
Metropolitan Washington Airports Authority,
Series A, Rev., AMT, 4.00%, 10/01/2020	1,500	1,537
Series C2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.60%, 10/07/2019 (z)	2,075	2,075

		4,112

Florida — 3.0%
City of Gainesville, Utilities System Revenue,
Series A, Rev., 5.00%, 10/01/2021	1,400	1,503
Series B, Rev., VRDO, 1.65%, 10/07/2019 (z)	4,830	4,830
City of Orlando, Capital Improvement,
Series B, Rev., 4.00%, 10/01/2020	500	514
Series B, Rev., 5.00%, 10/01/2021	775	832
County of Hillsborough, Community Investment Tax Revenue, Rev., 5.00%, 11/01/2019	5,000	5,015
County of Miami-Dade, Aviation, Series C, Rev., 5.00%, 10/01/2021	1,650	1,767
Florida Atlantic University Finance Corp., Series A, Rev., 5.00%, 07/01/2021	880	934
Florida Gulf Coast University Financing Corp., Parking Project, Series A, Rev., VRDO, LOC: TD Bank NA, 1.55%, 10/07/2019 (z)	3,770	3,770

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 1.58%, 10/07/2019 (z)	4,000	4,000
JEA, Water & Sewer System Revenue, Series A2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.62%, 10/07/2019 (z)	300	300
Lee Memorial Health System,, Series A1, Rev., 5.00%, 04/01/2022	1,000	1,086
Orlando Utilities Commission,
Series 1, Rev., VRDO, 1.62%, 10/07/2019 (z)	6,200	6,200
Series 2, Rev., VRDO, 1.59%, 10/07/2019 (z)	7,400	7,400

		38,151

Georgia — 2.4%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Inc., Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.73%, 10/01/2019 (z)	305	305
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2022	1,040	1,143
DeKalb County School District, Sales & Tax, GO, 4.00%, 10/01/2019	9,930	9,930
Municipal Electric Authority of Georgia, Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.62%, 10/07/2019 (z)	6,760	6,760
Private Colleges & Universities Authority, Emory University,
Series B1, Rev., VRDO, 1.52%, 10/07/2019 (z)	6,295	6,295
Series C1, Rev., VRDO, 1.60%, 10/07/2019 (z)	5,400	5,400
Series C4, Rev., VRDO, 1.55%, 10/07/2019 (z)	600	600

		30,433

Idaho — 0.2%
Idaho Health Facilities Authority, Trinity Health Corp. Obligated Group, Series D, Rev., 5.00%, 12/01/2020	2,500	2,605

Illinois — 2.7%
Chicago Midway International Airport, Series A, Rev., AMT, 5.00%, 01/01/2021	3,580	3,732
Chicago O’Hare International Airport,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,730	3,891
Series A, Rev., AMT, 5.00%, 01/01/2022	2,000	2,150
Fountaindale Public Library District, GO, 5.00%, 02/01/2021	1,050	1,098
Illinois Finance Authority, Northwestern University, Series C, Rev., VRDO, 1.59%, 10/07/2019 (z)	3,500	3,500
Illinois Finance Authority, University of Chicago (The), Series C, Rev., VRDO, 1.56%, 10/07/2019 (z)	1,955	1,955
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.73%, 10/01/2019 (z)	200	200
Illinois Housing Development Authority, Series B, Rev., VRDO, 1.62%, 10/07/2019 (z) (w)	3,000	3,000
Illinois Housing Development Authority, Multifamily Housing, Century Woods TC LP, Rev., GNMA COLL, 1.90%, 10/01/2022 (z)	1,500	1,510
Illinois Housing Development Authority, Multifamily Housing, Heather Ridge TC LP, Rev., 1.90%, 10/01/2022 (z)	3,000	3,021
Illinois State Toll Highway Authority, Series A1B, Rev., VRDO, LOC: Bank of America NA, 1.62%, 10/07/2019 (z)	10,300	10,300

		34,357

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — 2.6%
Indiana Finance Authority, Ascension Health Credit Group, Rev., VRDO, 1.59%, 10/07/2019 (z)	3,770	3,770
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 1.77%, 10/01/2019 (z)	1,000	1,000
Indiana Finance Authority, Indiana University Health, Inc. Obligated Group,
Series E, Rev., VRDO, LOC: Bank of America NA, 1.50%, 10/07/2019 (z)	4,600	4,600
Series B, Rev., VRDO, LOC: TD Bank NA, 1.52%, 10/07/2019 (z)	4,780	4,780
Series C, Rev., VRDO, LOC: Northern Trust Co., 1.54%, 10/07/2019 (z)	5,600	5,600
Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A2, Rev., VRDO, 1.59%, 10/07/2019 (z)	7,700	7,700
Indianapolis Local Public Improvement Bond Bank, Airport Authority Project,
Rev., AMT, 5.00%, 01/01/2021	2,815	2,939
Rev., AMT, 5.00%, 01/01/2022	3,085	3,321
Purdue University, Student Facilities System, Series C, Rev., VRDO, 1.55%, 10/07/2019 (z)	200	200

		33,910

Iowa — 0.0% (g)
Iowa Finance Authority, Trinity Health Corp. Obligated Group, Series D, Rev., VRDO, 1.62%, 10/07/2019 (z)	100	100

Louisiana — 0.4%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Exxon Mobil Corp. Project, Rev., VRDO, 1.75%, 10/01/2019 (z)	2,600	2,600
Jefferson Sales Tax District, Series A, Rev., AGM, 5.00%, 12/01/2021	2,325	2,507

		5,107

Maryland — 0.7%
County of Montgomery, Consolidated Public Improvement, Series A, GO, 5.00%, 11/01/2020	8,000	8,320

Massachusetts — 5.8%
Commonwealth of Massachusetts, Series C, GO, VRDO, 1.55%, 10/07/2019 (z)	4,900	4,900
Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 1.57%, 10/07/2019 (z)	1,625	1,625
Massachusetts Bay Transportation Authority,
Series A1, Rev., VRDO, 1.60%, 10/07/2019 (z)	1,800	1,800
Series A2, Rev., VRDO, 1.52%, 10/07/2019 (z)	5,895	5,895
Massachusetts Bay Transportation Authority, General Transportation System, Series A2, Rev., VRDO, 1.63%, 10/07/2019 (z)	100	100
Massachusetts Development Finance Agency, Beth Israel Lahey Health Obligated Group, Series K, Rev., 4.00%, 07/01/2021	720	752
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Series O, Rev., 5.00%, 12/01/2021	1,000	1,078

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Partners Healthcare System, Inc.,
Series K1, Rev., VRDO, 1.55%, 10/07/2019 (z)	5,700	5,700
Series K2, Rev., VRDO, 1.57%, 10/07/2019 (z)	22,360	22,360
Massachusetts Development Finance Agency, Tufts University, Series R, Rev., VRDO, 1.66%, 10/01/2019 (z)	10,000	10,000
Massachusetts Educational Financing Authority,
Series A, Rev., AMT, 5.00%, 01/01/2021	3,150	3,284
Series B, Rev., AMT, 5.00%, 07/01/2021	900	953
Series B, Rev., AMT, 5.00%, 07/01/2022	2,000	2,183
Series J, Rev., AMT, 5.00%, 07/01/2020	400	410
Massachusetts Health & Educational Facilities Authority, Tufts University, Series N1, Rev., VRDO, 1.59%, 10/01/2019 (z)	7,200	7,200
Massachusetts Water Resources Authority,
Series A2, Rev., VRDO, 1.46%, 10/07/2019 (z)	1,140	1,140
Series A3, Rev., VRDO, 1.50%, 10/07/2019 (z)	4,495	4,495

		73,875

Michigan — 1.9%
Michigan Finance Authority, Clean Water Revolving Fund, Series B, Rev., 4.00%, 10/01/2020	7,515	7,724
Michigan Finance Authority, Great Lakes Water Authority Water Supply System Revenue, Local Government Loan Program, Series D1, Rev., AGM, 5.00%, 07/01/2020	2,700	2,772
Michigan Finance Authority, Hospital Project, Ascension Health Credit Group, Series E, Rev., VRDO, 1.62%, 10/07/2019 (z)	2,275	2,275
University of Michigan,
Series A, Rev., VRDO, 1.50%, 10/07/2019 (z)	5,325	5,325
Series D1, Rev., VRDO, 1.72%, 10/01/2019 (z)	200	200
Series D2, Rev., VRDO, 1.54%, 10/07/2019 (z)	970	970
Wayne County Airport Authority, Series A, Rev., AMT, 5.00%, 12/01/2020	4,985	5,190

		24,456

Minnesota — 0.3%
City of Rochester, Health Care Facilities, Mayo Clinic, Rev., VRDO, 1.61%, 10/07/2019 (z)	500	500
County of Hennepin, Series B, GO, VRDO, 1.60%, 10/07/2019 (z)	2,740	2,740

		3,240

Mississippi — 1.0%
Mississippi Business Finance Corp., Chevron USA, Inc. Project,
Series A, Rev., VRDO, 1.60%, 10/07/2019 (z)	510	510
Series A, Rev., VRDO, 1.77%, 10/01/2019 (z)	2,300	2,300
Series B, Rev., VRDO, 1.77%, 10/01/2019 (z)	1,000	1,000
Series C, Rev., VRDO, 1.62%, 10/07/2019 (z)	1,400	1,400
Series D, Rev., VRDO, 1.62%, 10/07/2019 (z)	300	300
Series E, Rev., VRDO, 1.70%, 10/01/2019 (z)	6,300	6,300
Series F, Rev., VRDO, 1.60%, 10/07/2019 (z)	275	275
Series K, Rev., VRDO, 1.77%, 10/01/2019 (z)	700	700

		12,785

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — 0.5%
City of St Louis, Airport Revenue, Series B, Rev., AGM, AMT, 4.00%, 07/01/2020	1,500	1,528
Missouri Development Finance Board, Nelson Gallery Foundation (The), Series A, Rev., VRDO, 1.75%, 10/01/2019 (z)	5,000	5,000

		6,528

Nevada — 0.5%
County of Clark Department of Aviation, Series A1, Rev., AMT, 5.00%, 07/01/2021	5,000	5,310
Washoe County School District, Series C, GO, 5.00%, 10/01/2021	1,250	1,340

		6,650

New Hampshire — 0.8%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Series B, Rev., VRDO, 1.69%, 10/01/2019 (z)	6,000	6,000
New Hampshire Health and Education Facilities Authority Act, University System of New Hampshire,
Series A1, Rev., VRDO, 1.77%, 10/01/2019 (z)	800	800
Series B, Rev., VRDO, 1.77%, 10/01/2019 (z)	2,800	2,800

		9,600

New Jersey — 0.6%
New Jersey Housing & Mortgage Finance Agency,
Series D, Rev., AMT, 4.00%, 04/01/2020	1,125	1,137
Series D, Rev., AMT, 4.00%, 10/01/2020	1,290	1,319
New Jersey Sports & Exposition Authority,
Series A, Rev., 5.00%, 09/01/2020	1,000	1,028
Series A, Rev., 5.00%, 09/01/2021	4,000	4,257

		7,741

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority, Gas Supply,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2020	2,600	2,672
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 11/01/2021	625	657

		3,329

New York — 9.9%
City of New York,
Series BB1A, GO, VRDO, LOC: TD Bank NA, 1.69%, 10/01/2019 (z)	8,200	8,200
Series G4, GO, VRDO, LOC: Citibank NA, 1.54%, 10/07/2019 (z)	1,000	1,000
Series G4, GO, VRDO, 1.62%, 10/07/2019 (z)	425	425
Series I3, GO, VRDO, LOC: Bank of America NA, 1.77%, 10/01/2019 (z)	750	750
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 1.54%, 10/07/2019 (z)	7,000	7,000
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 1.77%, 10/01/2019 (z)	7,400	7,400
Metropolitan Transportation Authority,
Series A1, Rev., VRDO, LOC: TD Bank NA, 1.69%, 10/01/2019 (z)	5,220	5,220
Series A, Rev., BAN, 5.00%, 03/01/2022	2,000	2,172
Series D2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.74%, 10/01/2019 (z)	5,600	5,600
Series G2, Rev., VRDO, LOC: TD Bank NA, 1.54%, 10/07/2019 (z)	750	750

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 1.53%, 10/07/2019 (z)	13,640	13,640
New York City Housing Development Corp., Series C4, Rev., VRDO, 1.58%, 10/07/2019 (z)	7,000	7,000
New York City Housing Development Corp., Multifamily Mortgage, New LLC, 245 East 124th Street, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.47%, 10/07/2019 (z)	8,200	8,200
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.60%, 10/07/2019 (z)	600	600
New York City Housing Development Corp., Multifamily Mortgage, Bruckner by the Bridge LLC, Series A, Rev., VRDO, LIQ: FHLMC, 1.60%, 10/07/2019 (z)	4,700	4,700
New York City Municipal Water Finance Authority, Water & Sewer System, Series F1A, Rev., VRDO, 1.58%, 10/07/2019 (z)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB2, Rev., VRDO, 1.71%, 10/01/2019 (z)	3,500	3,500
New York City Transitional Finance Authority, Future Tax, Series A4, Rev., VRDO, 1.69%, 10/01/2019 (z)	2,250	2,250
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Series B5, Rev., VRDO, 1.76%, 10/01/2019 (z)	800	800
Series F5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.64%, 10/07/2019 (z)	7,285	7,285
New York City Transitional Finance Authority, New York City Recovery, Series 1E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.61%, 10/07/2019 (z)	375	375
New York City Trust for Cultural Resources, Metropolitan Museum of Art (The), Series A1, Rev., VRDO, 1.52%, 10/07/2019 (z)	525	525
New York City, Water & Sewer System, Series BB, Rev., VRDO, 1.77%, 10/01/2019 (z)	1,000	1,000
New York State Dormitory Authority, City University of New York (The), Consolidated Fifth, Series C, Rev., VRDO, LOC: Bank of America NA, 1.59%, 10/07/2019 (z)	1,200	1,200
New York State Dormitory Authority, School District, Financing Program, Series D, Rev., BAM, 5.00%, 10/01/2020	1,500	1,556
New York State Housing Finance Agency, Series L, Rev., VRDO, LOC: Bank of America NA, 1.47%, 10/07/2019 (z)	100	100
New York State Housing Finance Agency, Clinton Park Housing, Series A, Rev., VRDO, LIQ: FHLMC, 1.60%, 10/07/2019 (z)	200	200
New York State Housing Finance Agency, Housing Related, Taconic, Rev., VRDO, LOC: FNMA, LIQ: FNMA, 1.62%, 10/07/2019 (z)	1,220	1,220
New York State Urban Development Corp., Series A, Rev., 5.00%, 03/15/2021	2,930	3,088
Onondaga County Resource Recovery Agency, Series A, Rev., AGM, AMT, 5.00%, 05/01/2021	1,915	2,025
Onondaga County Trust for Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.43%, 10/07/2019 (z)	1,000	1,000
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty, Rev., AMT, 5.00%, 09/01/2021	3,060	3,269

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority,
Series B2, Rev., VRDO, LOC: Citibank NA, 1.74%, 10/01/2019 (z)	1,100	1,100
Series B3, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.78%, 10/01/2019 (z)	9,620	9,620
Series F, Rev., VRDO, LOC: Citibank NA, 1.74%, 10/01/2019 (z)	8,175	8,175

		126,945

North Carolina — 1.8%
City of Charlotte, Water & Sewer System Revenue, Series B, Rev., VRDO, 1.55%, 10/07/2019 (z)	12,300	12,300
City of Raleigh, Combined Enterprise System Revenue, Series B, Rev., VRDO, 1.63%, 10/07/2019 (z)	3,800	3,800
University of North Carolina at Chapel Hill, Series C, Rev., VRDO, 1.59%, 10/07/2019 (z)	4,000	4,000
University of North Carolina, University Hospital at Chapel Hill,
Series A, Rev., VRDO, 1.59%, 10/07/2019 (z)	100	100
Series B, Rev., VRDO, 1.75%, 10/01/2019 (z)	2,900	2,900

		23,100

Ohio — 4.0%
American Municipal Power, Inc., Hydroelectric Project, Series C, Rev., 5.00%, 02/15/2020	1,000	1,013
County of Franklin, Hospital Facilities, OhioHealth Corp. Obligated Group, Series C, Rev., VRDO, 1.58%, 10/07/2019 (z)	6,000	6,000
County of Lucas, Promedica Healthcare Obligated Group, Series A, Rev., 5.00%, 11/15/2019	1,000	1,004
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group,
Series B1, Rev., VRDO, 1.72%, 10/01/2019 (z)	950	950
Series B3, Rev., VRDO, 1.75%, 10/01/2019 (z)	1,700	1,700
Series B4, Rev., VRDO, 1.72%, 10/01/2019 (z)	6,650	6,650
Ohio State University (The),
Series B2, Rev., VRDO, 1.51%, 10/07/2019 (z)	6,725	6,725
Series B, Rev., VRDO, 1.51%, 10/07/2019 (z)	5,800	5,800
Series E, Rev., VRDO, 1.59%, 10/07/2019 (z)	3,500	3,500
State of Ohio, Series C, GO, VRDO, 1.51%, 10/07/2019 (z)	5,000	5,000
State of Ohio, Infrastructure Improvement, Series A, GO, VRDO, LOC: TD Bank NA, 1.52%, 10/07/2019 (z)	12,775	12,775

		51,117

Oregon — 0.0% (g)
Oregon Health & Science University, Series B3, Rev., VRDO, LOC: U.S. Bank NA, 1.75%, 10/01/2019 (z)	350	350

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, First Series, GO, 5.00%, 08/15/2021	7,210	7,698
Delaware River Port Authority, Series B, Rev., 5.00%, 01/01/2021	3,100	3,242
Monroeville Finance Authority, UPMC Obligated Group, Rev., 5.00%, 02/15/2021	1,155	1,213
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series A, Rev., 4.00%, 11/15/2020	1,000	1,029
Pennsylvania Economic Development Financing Authority, Waste Management Obligated Group Project, Series A, Rev., 2.15%, 11/01/2021	1,375	1,389
Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 1.72%, 10/01/2019 (z)	350	350

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, City of Philadelphia, Rev., 5.00%, 10/01/2021	4,000	4,281
Philadelphia Authority for Industrial Development, City Service Agreement, Rebuild Project,
Rev., 5.00%, 05/01/2020	500	510
Rev., 5.00%, 05/01/2021	750	792
School District of Philadelphia,
Series F, GO, 5.00%, 09/01/2020	1,100	1,135
Series F, GO, 5.00%, 09/01/2021	1,500	1,597

		23,236

South Carolina — 0.1%
South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 1.78%, 10/01/2019 (z)	1,100	1,100

Tennessee — 0.2%
Tennessee Energy Acquisition Corp., Series A, Rev., 5.25%, 09/01/2021	2,040	2,173

Texas — 3.8%
City of Arlington, Water & Wastewater System Revenue, Series A, Rev., 2.00%, 06/01/2021	400	405
City of Austin, Airport System Revenue, Rev., AMT, 5.00%, 11/15/2020	2,500	2,597
City of Garland, Texas, GO, 5.00%, 02/15/2021	1,700	1,787
City of Houston, Airport System Revenue, Series D, Rev., 5.00%, 07/01/2021	1,150	1,223
Cypress-Fairbanks Texas Independent School District, GO, PSF-GTD, 5.00%, 02/15/2021	2,465	2,591
Gulf Coast Authority, Rev., VRDO, 1.87%, 10/01/2024 (z)	4,000	4,000
Houston Independent School District, GO, PSF-GTD, 5.00%, 02/15/2022	1,600	1,739
Lower Neches Valley Authority Industrial Development Corp., Exxonmobil, Rev., VRDO, 1.75%, 10/01/2019 (z)	5,500	5,500
North Texas Tollway Authority System, First Tier, Series A, Rev., 5.00%, 01/01/2021	1,000	1,046
North Texas Tollway Authority, First Tier, Series A, Rev., 5.00%, 01/01/2022	2,000	2,163
Northwest Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2021	2,000	2,102
Permanent University Fund - University of Texas System, Series A, Rev., VRDO, 1.55%, 10/07/2019 (z)	800	800
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2020	3,220	3,296
State of Texas, College Student Loan, Series B, GO, AMT, 5.00%, 08/01/2020	4,010	4,131
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2019	5,300	5,300
State of Texas, Veterans,
GO, VRDO, LIQ: FHLB, 1.60%, 10/07/2019 (z)	2,500	2,500
Series C, GO, VRDO, 1.58%, 10/07/2019 (z)	1,175	1,175
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources Obligated Group, Series B, Rev., VRDO, 1.58%, 10/07/2019 (z)	3,000	3,000
Texas Municipal Gas Acquisition & Supply Corp. I, Series A, Rev., 5.25%, 12/15/2019	3,920	3,949

		49,304

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — 0.1%
County of Utah, IHC Health Services, Inc., Series B, Rev., VRDO, 1.58%, 10/07/2019 (z)	1,150	1,150

Virginia — 4.1%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 1.75%, 10/02/2019 (z)	1,350	1,350
County of Chesterfield, Series B, GO, 5.00%, 01/01/2021	1,430	1,496
Fairfax County Economic Development Authority, Smithsonian Institution, Series A, Rev., VRDO, 1.50%, 10/07/2019 (z)	4,325	4,325
Fairfax County Industrial Development Authority, Inova Health System Obligated Group Project, Series C, Rev., VRDO, 1.59%, 10/07/2019 (z)	13,300	13,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute,
Series B, Rev., VRDO, 1.59%, 10/07/2019 (z)	2,630	2,630
Series C, Rev., VRDO, 1.59%, 10/07/2019 (z)	4,500	4,500
Series D, Rev., VRDO, 1.59%, 10/07/2019 (z)	200	200
Series F, Rev., VRDO, 1.57%, 10/07/2019 (z)	4,100	4,100
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 1.55%, 10/07/2019 (z)	10,500	10,500
Series B, Rev., VRDO, 1.58%, 10/07/2019 (z)	6,500	6,500
Virginia Port Authority, Port Facility Refunding,
Series B, Rev., AMT, 5.00%, 07/01/2020	1,730	1,774
Series B, Rev., AMT, 5.00%, 07/01/2021	1,405	1,487

		52,162

Washington — 1.7%
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 1.62%, 10/07/2019 (z)	6,000	6,000
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2020	475	489
King County School District No. 412 Shoreline, GO, SCH BD GTY, 5.00%, 12/01/2020	1,000	1,043
Port of Seattle, Rev., AMT, 5.00%, 04/01/2022	2,000	2,172
State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 08/01/2020	4,730	4,876
Washington Health Care Facilities Authority, Providence Health & Service, Series C, Rev., VRDO, 1.63%, 10/07/2019 (z)	5,100	5,100
Washington State Housing Finance Commission, Interurban Senior Living Associates LP, Rev., VRDO, LOC: FHLMC, LIQ: FHLMC, 1.56%, 10/07/2019 (z)	2,245	2,245

		21,925

Wisconsin — 0.8%
State of Wisconsin,
Series A, GO, 5.00%, 05/01/2022	4,815	5,272
Series B, GO, 5.00%, 05/01/2021	2,435	2,579
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Series B2, Rev., 4.00%, 11/15/2020	1,530	1,576
Wisconsin Housing & Economic Development Authority, Series B, Rev., FNMA COLL, VRDO, 1.60%, 10/07/2019 (z)	1,000	1,000

		10,427

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wyoming — 0.4%
County of Lincoln, Exxon Capital Ventures, Inc., Rev., VRDO, 1.71%, 10/01/2019 (z)	5,000	5,000

Total Municipal Bonds (Cost $772,805)		773,967

U.S. Government Agency Security — 0.3%
FHLMC, 2.80%, 06/03/2024 (Cost $4,000)	4,000	4,003

U.S. Treasury Obligations — 4.0%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2022	6,647	6,576
0.13%, 01/15/2023	10,560	10,468
0.38%, 07/15/2023	10,860	10,921
0.63%, 04/15/2023	20,349	20,509
U.S. Treasury Notes, 1.75%, 07/31/2021	3,000	3,004

Total U.S. Treasury Obligations (Cost $50,878)		51,478

Short-Term Investments — 10.3%
Commercial Papers — 4.2%
Board Of Trustees Michigan State University, 1.34%, 11/05/2019 (n)	600	600
City of Dallas, Series D1, 1.33%, 12/05/2019 (n)	5,000	4,998
District of Columbia,
1.35%, 10/10/2019 (n)	6,000	5,999
1.40%, 10/10/2019 (n)	5,000	5,000
Encana Corp., (Canada), Series USCP, 2.57%, 10/28/2019 (e) (n)	3,000	2,994
Ford Motor Credit Co. LLC, 3.43%, 01/21/2020 (e) (n)	1,900	1,884
Humana, Inc., 2.36%, 10/30/2019 (e) (n)	3,700	3,692
Huntsville Alabama Health Care Authority,
1.34%, 12/05/2019 (n)	6,000	5,997
1.42%, 10/09/2019 (n)	2,000	2,000
Massachusetts Health & Educational Facilities Authority, 1.75%, 10/10/2019 (n)	3,000	3,000
Montgomery County, Series 2010, 1.39%, 10/09/2019 (n)	3,000	3,000
New York State Power Authority,
1.22%, 12/04/2019 (n)	2,000	1,999
1.24%, 12/04/2019 (n)	10,000	9,997
Smithfield Foods, Inc., 0.00%, 10/15/2019 (e) (n)	400	400
University of Michigan, Series B, 1.30%, 11/05/2019 (n)	2,000	1,999

Total Commercial Papers		53,559

Municipal Bonds — 4.0% (t)
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 5.00%, 07/01/2020	2,250	2,311
County of Los Angeles, Rev., TRAN, 5.00%, 06/30/2020	6,500	6,684
County of Salt Lake, GO, TRAN, 3.00%, 12/27/2019	3,200	3,213
King County Public Hospital District No. 1, Valley Medical Center, GO, 4.00%, 12/01/2019	450	452

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Municipal Bonds — continued
Metropolitan Transportation Authority, Anticipation Notes Transportation, Series A, Rev., BAN, 4.00%, 02/03/2020		6,000		6,052
New Mexico Municipal Energy Acquisition Authority, Gas Supply, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 05/01/2020		5,045		5,120
New York State Thruway Authority, Rev., 4.00%, 02/01/2020		3,740		3,746
San Francisco City & County Airport Comm-San Francisco International Airport, Special Facilities Lease, SFO Fuel Co. LLC, Series A, Rev., AMT, 5.00%, 01/01/2020		1,010		1,019
State of Idaho, GO, TAN, 3.00%, 06/30/2020		7,000		7,089
State of Texas, Rev., TRAN, 4.00%, 08/27/2020		15,000		15,359

Total Municipal Bonds				51,045

Time Deposits — 2.1%
Barclays SA, 1.25%, 10/01/2019		237		237
BNP Paribas SA, (0.67%), 10/01/2019	EUR	161		175
Brown Brothers Harriman,
0.38%, 10/01/2019	GBP	—	(h)	—	(h)
0.84%, 10/01/2019	CAD	536		405
Citibank NA, 1.25%, 10/01/2019		25,783		25,783

Total Time Deposits				26,600

Total Short-Term Investments (Cost $131,205)				131,204

Total Investments — 101.8% (Cost $1,299,741)*				1,303,352
Liabilities in Excess of Other Assets — (1.8)%				(22,458)

NET ASSETS — 100.0%				$1,280,894

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Canadian 10 Year Government Bond	154	12/2019	CAD	16,716	(141)
Canadian Bankers’ Acceptance	189	12/2020	CAD	35,037	(14)
Canadian Bankers’ Acceptance	13	09/2020	CAD	2,406	2
U.S. Treasury 2 Year Note	920	12/2019	USD	198,595	(335)
U.S. Ultra Treasury 10 Year Note	21	12/2019	USD	3,037	(47)

					(535)

Short Contracts
3 Month Eurodollar	(860)	12/2020	USD	(211,649)	(179)
EURO-BOBL	(28)	12/2019	EUR	(4,150)	10
EURO-SCHATZ	(175)	12/2019	EUR	(21,449)	24
U.S. Treasury 5 Year Note	(20)	12/2019	USD	(2,396)	13
U.S. Treasury Ultra Bond	(24)	12/2019	USD	(4,658)	52

					(80)

Total unrealized appreciation (depreciation)					(615)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of September 30, 2019:

CURRENCY PURCHASED	CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CAD 554	USD	417	Morgan Stanley & Co.	11/15/2019	2
USD 2,525	CAD	3,328	Morgan Stanley & Co.	11/15/2019	11

Total unrealized appreciation					13

EUR 319	USD	359	Morgan Stanley & Co.	11/15/2019	(10)
USD 7,284	GBP	5,978	Morgan Stanley & Co.	11/15/2019	(80)

Total unrealized depreciation					(90)

Net unrealized appreciation (depreciation)					(77)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of September 30, 2019:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
United States FEDEF Intraday	2.30% annually	Receive	03/01/2022	USD 129,500	(7)	(2,892)	(2,899)

Total					(7)	(2,892)	(2,899)

(a)	Value of floating rate index as of September 30, 2019 was as follows:

FLOATING RATE INDEX
United States FEDEF	1.90%

Six Circles Tax Aware Ultra Short Duration Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FEDEF	—	Federal Fund Effective Rate (Continuous Series)
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GNMA	—	Government National Mortgage Association
GTD	—	Guaranteed
GTY	—	Guaranty
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SCH BD	—	School Bond
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2019.
TAN	—	Tax Anticipation Note
TBA	—	To Be Announced
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of September 30, 2019.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Illiquid security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(n)	—	The rate shown is the effective yield as of September 30, 2019.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2019.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.8%
Basic Materials — 1.1%
Chemicals — 1.0%
Air Products & Chemicals, Inc.	78	17,409
Albemarle Corp.	28	1,943
Ashland Global Holdings, Inc.	4	289
Axalta Coating Systems Ltd. (a)	9	265
Cabot Corp.	16	707
Celanese Corp., Class A	44	5,350
CF Industries Holdings, Inc.	9	423
Dow, Inc.	27	1,302
DuPont de Nemours, Inc.	27	1,928
Eastman Chemical Co.	75	5,535
Ecolab, Inc.	50	9,960
FMC Corp.	5	445
HB Fuller Co.	1	54
International Flavors & Fragrances, Inc.	35	4,324
Linde plc, (United Kingdom)	169	32,812
LyondellBasell Industries NV, Class A	10	897
Mosaic Co. (The)	15	307
NewMarket Corp.	1	581
PolyOne Corp.	6	195
PPG Industries, Inc.	80	9,507
RPM International, Inc.	35	2,442
Sensient Technologies Corp.	2	164
Sherwin-Williams Co. (The)	14	7,670
Valvoline, Inc.	30	670
Westlake Chemical Corp.	6	411

		105,590

Forest Products & Paper — 0.0% (g)
Domtar Corp.	42	1,497
International Paper Co.	14	596

		2,093

Iron/Steel — 0.1%
Nucor Corp.	176	8,956
Reliance Steel & Aluminum Co.	20	2,034
Steel Dynamics, Inc.	92	2,734

		13,724

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Mining — 0.0% (g)
Freeport-McMoRan, Inc.	46	441
Newmont Goldcorp Corp.	29	1,081
Royal Gold, Inc.	2	297

		1,819

Total Basic Materials		123,226

Communications — 18.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	225	4,858
Omnicom Group, Inc.	104	8,148

		13,006

Internet — 14.9%
Alphabet, Inc., Class A (a)	251	307,063
Alphabet, Inc., Class C (a)	254	309,730
Amazon.com, Inc. (a)	260	451,654
Booking Holdings, Inc. (a)	27	52,237
CDW Corp.	21	2,593
eBay, Inc.	496	19,333
Expedia Group, Inc.	105	14,090
F5 Networks, Inc. (a)	2	336
Facebook, Inc., Class A (a)	2,019	359,624
GoDaddy, Inc., Class A (a)	6	392
GrubHub, Inc. (a)	3	142
IAC/InterActiveCorp. (a)	3	620
MercadoLibre, Inc., (Argentina) (a)	2	833
Netflix, Inc. (a)	15	4,061
Okta, Inc., Class A (a)	3	327
Palo Alto Networks, Inc. (a)	3	689
Roku, Inc., Class A (a)	3	288
Snap, Inc., Class A (a)	24	386
Symantec Corp.	360	8,500
TripAdvisor, Inc. (a)	87	3,365
Twitter, Inc. (a)	647	26,664
Uber Technologies, Inc. (a)	8	233
VeriSign, Inc. (a)	4	676
Wayfair, Inc., Class A (a)	2	245
Zillow Group, Inc., Class C (a)	4	106

		1,564,187

Media — 1.2%
Altice USA, Inc., Class A (a)	4	113
CBS Corp., Class B	12	501
Charter Communications, Inc., Class A (a)	6	2,320
Comcast Corp., Class A	1,379	62,144
Discovery, Inc., Class A (a)	7	186
Discovery, Inc., Class C (a)	14	347
DISH Network Corp., Class A (a)	9	317
FactSet Research Systems, Inc.	5	1,207
Fox Corp., Class A	13	425
Fox Corp., Class B	7	231

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
John Wiley & Sons, Inc., Class A	4	165
Liberty Broadband Corp., Class C (a)	4	392
Liberty Global plc, (United Kingdom), Class A (a)	8	199
Liberty Global plc, (United Kingdom), Class C (a)	15	347
Liberty Media Corp.-Liberty Formula One, Class C (a)	8	336
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	4	171
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	7	289
Meredith Corp.	17	617
News Corp., Class A	16	229
Nexstar Media Group, Inc., Class A	4	436
Sinclair Broadcast Group, Inc., Class A	10	438
Sirius XM Holdings, Inc.	60	374
Viacom, Inc., Class B	14	335
Walt Disney Co. (The)	390	50,859

		122,978

Telecommunications — 2.5%
Arista Networks, Inc. (a)	2	418
AT&T, Inc.	257	9,728
CenturyLink, Inc.	35	432
Cisco Systems, Inc.	1,872	92,473
Corning, Inc.	335	9,557
Juniper Networks, Inc.	14	343
Motorola Solutions, Inc.	34	5,803
Sprint Corp. (a)	34	213
Telephone & Data Systems, Inc.	9	239
T-Mobile US, Inc. (a)	12	967
Verizon Communications, Inc.	2,355	142,149
Zayo Group Holdings, Inc. (a)	8	284

		262,606

Total Communications		1,962,777

Consumer Cyclical — 5.4%
Airlines — 0.2%
Alaska Air Group, Inc.	27	1,727
American Airlines Group, Inc.	6	150
Delta Air Lines, Inc.	254	14,624
Southwest Airlines Co.	99	5,348
United Airlines Holdings, Inc. (a)	3	249

		22,098

Apparel — 0.4%
Capri Holdings Ltd., (United Kingdom) (a)	7	226
Carter’s, Inc.	9	799
Hanesbrands, Inc.	190	2,905
NIKE, Inc., Class B	255	23,916
PVH Corp.	3	285
Ralph Lauren Corp., Class A	2	223
Tapestry, Inc.	12	315
Under Armour, Inc., Class A (a)	9	175

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Apparel — continued
Under Armour, Inc., Class C (a)	4		77
VF Corp.	124		11,024

			39,945

Auto Manufacturers — 0.1%
Ford Motor Co.	142		1,304
General Motors Co.	46		1,723
PACCAR, Inc.	134		9,394
Tesla, Inc. (a)	4		1,056

			13,477

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland)	10		836
Autoliv, Inc., (Sweden)	43		3,384
BorgWarner, Inc.	59		2,165
Goodyear Tire & Rubber Co. (The)	157		2,259
Lear Corp.	27		3,162
WABCO Holdings, Inc. (a)	2		280

			12,086

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	8		615
Core-Mark Holding Co., Inc.	3		108
Fastenal Co.	237		7,747
HD Supply Holdings, Inc. (a)	7		285
KAR Auction Services, Inc.	94		2,312
LKQ Corp. (a)	13		396
Pool Corp.	3		600
WW Grainger, Inc.	14		4,110

			16,173

Entertainment — 0.0% (g)
Live Nation Entertainment, Inc. (a)	6		378
Marriott Vacations Worldwide Corp.	4		453
Vail Resorts, Inc.	2		358

			1,189

Food Service — 0.0% (g)
Aramark	46		2,004

Home Builders — 0.1%
DR Horton, Inc.	58		3,038
Lennar Corp., Class A	11		598
NVR, Inc. (a)	—	(h)	401
PulteGroup, Inc.	10		380
Thor Industries, Inc.	10		549

			4,966

Home Furnishings — 0.1%
Leggett & Platt, Inc.	64		2,611
Whirlpool Corp.	34		5,380

			7,991

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Housewares — 0.0% (g)
Newell Brands, Inc.	15		288
Scotts Miracle-Gro Co. (The)	6		629
Toro Co. (The)	9		653

			1,570

Leisure Time — 0.1%
Brunswick Corp.	10		546
Carnival Corp.	16		690
Harley-Davidson, Inc.	87		3,140
Norwegian Cruise Line Holdings Ltd. (a)	8		433
Polaris, Inc.	19		1,699
Royal Caribbean Cruises Ltd.	68		7,373

			13,881

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	10		936
Las Vegas Sands Corp.	13		740
Marriott International, Inc., Class A	67		8,365
MGM Resorts International	19		532
Wyndham Destinations, Inc.	47		2,167
Wyndham Hotels & Resorts, Inc.	17		871
Wynn Resorts Ltd.	3		327

			13,938

Office Furnishings — 0.0% (g)
Herman Miller, Inc.	—	(h)	15
HNI Corp.	2		65

			80

Retail — 3.9%
Advance Auto Parts, Inc.	3		461
AutoZone, Inc. (a)	1		897
Best Buy Co., Inc.	104		7,181
Big Lots, Inc.	2		50
Brinker International, Inc.	3		143
Burlington Stores, Inc. (a)	2		425
CarMax, Inc. (a)	6		491
Cheesecake Factory, Inc. (The)	3		140
Children’s Place, Inc. (The)	1		71
Chipotle Mexican Grill, Inc., Class A (a)	1		806
Costco Wholesale Corp.	72		20,865
Cracker Barrel Old Country Store, Inc.	7		1,063
Darden Restaurants, Inc.	53		6,222
Dick’s Sporting Goods, Inc.	22		890
Dollar General Corp.	9		1,500
Dollar Tree, Inc. (a)	9		992
Domino’s Pizza, Inc.	5		1,168
Dunkin’ Brands Group, Inc.	13		1,065
Foot Locker, Inc.	51		2,221
Gap, Inc. (The)	10		181
Genuine Parts Co.	68		6,796

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Home Depot, Inc. (The)	415	96,219
Kohl’s Corp.	119	5,919
L Brands, Inc.	9	181
Lithia Motors, Inc., Class A	1	129
Lowe’s Cos., Inc.	249	27,325
Lululemon Athletica, Inc., (Canada) (a)	4	710
Macy’s, Inc.	13	209
McDonald’s Corp.	278	59,704
MSC Industrial Direct Co., Inc., Class A	16	1,160
Nordstrom, Inc.	6	187
Nu Skin Enterprises, Inc., Class A	13	550
O’Reilly Automotive, Inc. (a)	3	1,086
Penske Automotive Group, Inc.	9	413
Qurate Retail, Inc., Class A (a)	18	185
Ross Stores, Inc.	59	6,525
Signet Jewelers Ltd.	41	683
Starbucks Corp.	324	28,641
Target Corp.	197	21,109
Texas Roadhouse, Inc., Class A	8	439
Tiffany & Co.	35	3,210
TJX Cos., Inc. (The)	338	18,829
Tractor Supply Co.	20	1,782
Ulta Beauty, Inc. (a)	2	460
Walgreens Boots Alliance, Inc.	379	20,935
Walmart, Inc.	435	51,673
Wendy’s Co. (The)	19	385
Williams-Sonoma, Inc.	21	1,441
Yum! Brands, Inc.	78	8,874

		412,591

Storage/Warehousing — 0.0% (g)
Mobile Mini, Inc.	1	23

Textiles — 0.0% (g)
Mohawk Industries, Inc. (a)	3	310

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	41	4,894

Total Consumer Cyclical		567,216

Consumer Non-cyclical — 29.4%
Agriculture — 0.2%
Altria Group, Inc.	66	2,698
Archer-Daniels-Midland Co.	298	12,248
Bunge Ltd.	71	4,026
Philip Morris International, Inc.	54	4,111

		23,083

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Beverages — 6.8%
Brown-Forman Corp., Class A	19		1,140
Brown-Forman Corp., Class B	347		21,786
Coca-Cola Co. (The)	5,999		326,562
Constellation Brands, Inc., Class A	180		37,235
Molson Coors Brewing Co., Class B	205		11,788
Monster Beverage Corp. (a)	438		25,457
PepsiCo., Inc.	2,084		285,736

			709,704

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc. (a)	156		15,300
Alnylam Pharmaceuticals, Inc. (a)	77		6,190
Amgen, Inc.	683		132,201
Biogen, Inc. (a)	135		31,421
BioMarin Pharmaceutical, Inc. (a)	125		8,416
Celgene Corp. (a)	491		48,710
Corteva, Inc.	25		701
Exact Sciences Corp. (a)	89		8,076
Gilead Sciences, Inc.	884		56,047
Illumina, Inc. (a)	5		1,599
Incyte Corp. (a)	127		9,427
Ionis Pharmaceuticals, Inc. (a)	92		5,510
Nektar Therapeutics, Class A (a)	134		2,435
Regeneron Pharmaceuticals, Inc. (a)	56		15,618
Seattle Genetics, Inc. (a)	79		6,710
Vertex Pharmaceuticals, Inc. (a)	178		30,176

			378,537

Commercial Services — 0.6%
ABM Industries, Inc.	8		302
AMERCO	—	(h)	168
Automatic Data Processing, Inc.	132		21,362
Booz Allen Hamilton Holding Corp., Class A	17		1,192
Cintas Corp.	12		3,097
CoStar Group, Inc. (a)	1		727
Equifax, Inc.	5		638
FleetCor Technologies, Inc. (a)	3		890
Gartner, Inc. (a)	3		489
Global Payments, Inc.	11		1,696
H&R Block, Inc.	9		205
Healthcare Services Group, Inc.	11		266
IHS Markit Ltd., (United Kingdom) (a)	14		936
Insperity, Inc.	4		378
ManpowerGroup, Inc.	22		1,813
MarketAxess Holdings, Inc.	4		1,193
Moody’s Corp.	31		6,366
Nielsen Holdings plc	13		268
PayPal Holdings, Inc. (a)	40		4,095
Robert Half International, Inc.	29		1,624

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Commercial Services — continued
Rollins, Inc.	17		583
S&P Global, Inc.	46		11,387
Sabre Corp.	71		1,596
Service Corp. International	31		1,505
Square, Inc., Class A (a)	11		686
TransUnion	7		562
United Rentals, Inc. (a)	3		393
Verisk Analytics, Inc., Class A	6		906

			65,323

Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	310		22,787
Coty, Inc., Class A	10		109
Estee Lauder Cos., Inc. (The), Class A	35		6,950
Procter & Gamble Co. (The)	985		122,489

			152,335

Food — 0.8%
Campbell Soup Co.	6		278
Conagra Brands, Inc.	17		524
General Mills, Inc.	21		1,148
Hershey Co. (The)	41		6,368
Hormel Foods Corp.	71		3,126
Ingredion, Inc.	23		1,889
JM Smucker Co. (The)	50		5,512
Kellogg Co.	125		8,056
Kraft Heinz Co. (The)	23		644
Kroger Co. (The)	315		8,109
Lamb Weston Holdings, Inc.	5		330
Lancaster Colony Corp.	—	(h)	18
McCormick & Co., Inc.	25		3,889
Mondelez International, Inc., Class A	445		24,594
Sysco Corp.	152		12,082
Tyson Foods, Inc., Class A	84		7,254

			83,821

Healthcare - Products — 1.5%
Abbott Laboratories	470		39,313
ABIOMED, Inc. (a)	1		244
Align Technology, Inc. (a)	2		444
Baxter International, Inc.	86		7,560
Becton Dickinson & Co.	56		14,093
Boston Scientific Corp. (a)	49		1,999
Cooper Cos., Inc. (The)	2		504
Danaher Corp.	70		10,057
DENTSPLY SIRONA, Inc.	21		1,138
Edwards Lifesciences Corp. (a)	7		1,566
Henry Schein, Inc. (a)	6		377
Hill-Rom Holdings, Inc.	1		86
Hologic, Inc. (a)	8		429

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
IDEXX Laboratories, Inc. (a)	3		780
Intuitive Surgical, Inc. (a)	4		2,193
Medtronic plc, (Ireland)	448		48,677
Patterson Cos., Inc.	28		498
ResMed, Inc.	24		3,223
STERIS plc	10		1,402
Stryker Corp.	55		11,912
Teleflex, Inc.	2		549
Thermo Fisher Scientific, Inc.	14		4,130
Varian Medical Systems, Inc. (a)	4		421
Zimmer Biomet Holdings, Inc.	7		1,011

			152,606

Healthcare - Services — 0.9%
Anthem, Inc.	53		12,787
Centene Corp. (a)	15		657
DaVita, Inc. (a)	4		254
Encompass Health Corp.	12		777
HCA Healthcare, Inc.	10		1,201
Humana, Inc.	17		4,451
IQVIA Holdings, Inc. (a)	6		921
Laboratory Corp. of America Holdings (a)	4		625
Quest Diagnostics, Inc.	37		4,007
UnitedHealth Group, Inc.	288		62,631
Universal Health Services, Inc., Class B	3		472
WellCare Health Plans, Inc. (a)	2		458

			89,241

Household Products/Wares — 0.3%
Avery Dennison Corp.	27		3,059
Church & Dwight Co., Inc.	44		3,283
Clorox Co. (The)	48		7,326
Kimberly-Clark Corp.	160		22,777
Spectrum Brands Holdings, Inc.	—	(h)	15
WD-40 Co.	1		112

			36,572

Pharmaceuticals — 13.2%
AbbVie, Inc.	2,317		175,468
Alkermes plc, (Ireland) (a)	107		2,093
Allergan plc	250		42,125
AmerisourceBergen Corp., Class A	40		3,281
Bristol-Myers Squibb Co.	2,009		101,898
Cardinal Health, Inc.	168		7,924
Cigna Corp.	13		2,045
CVS Health Corp.	46		2,919
DexCom, Inc. (a)	3		477
Elanco Animal Health, Inc. (a)	11		285
Eli Lilly & Co.	649		72,548
Jazz Pharmaceuticals plc, (Ireland) (a)	2		279

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	3,021	390,841
McKesson Corp.	35	4,781
Merck & Co., Inc.	2,932	246,845
Mylan NV (a)	395	7,817
Perrigo Co. plc, (Ireland)	122	6,838
Pfizer, Inc.	7,267	261,111
Sarepta Therapeutics, Inc. (a)	51	3,878
Zoetis, Inc., Class A	395	49,204

		1,382,657

Total Consumer Non-cyclical		3,073,879

Energy — 9.8%
Oil & Gas — 8.4%
Apache Corp.	279	7,142
Cabot Oil & Gas Corp.	307	5,395
Chevron Corp.	2,478	293,845
Cimarex Energy Co.	74	3,569
Concho Resources, Inc.	149	10,083
ConocoPhillips	822	46,822
Continental Resources, Inc. (a)	2	59
Devon Energy Corp.	302	7,255
Diamondback Energy, Inc.	120	10,767
EOG Resources, Inc.	429	31,851
Exxon Mobil Corp.	3,127	220,768
Helmerich & Payne, Inc.	82	3,276
Hess Corp.	191	11,565
HollyFrontier Corp.	113	6,068
Marathon Oil Corp.	597	7,319
Marathon Petroleum Corp.	854	51,897
Noble Energy, Inc.	352	7,898
Occidental Petroleum Corp.	662	29,434
Parsley Energy, Inc., Class A	8	127
Phillips 66	545	55,771
Pioneer Natural Resources Co.	123	15,525
Valero Energy Corp.	566	48,219

		874,655

Oil & Gas Services — 0.7%
Baker Hughes a GE Co., Class A	477	11,057
Halliburton Co.	650	12,245
National Oilwell Varco, Inc.	287	6,087
Schlumberger Ltd.	1,023	34,964
TechnipFMC plc, (United Kingdom)	311	7,518

		71,871

Pipelines — 0.7%
Cheniere Energy, Inc. (a)	7	467
Kinder Morgan, Inc.	1,443	29,742
ONEOK, Inc.	305	22,440
Plains GP Holdings LP, Class A (a)	7	153
Targa Resources Corp.	7	275
Williams Cos., Inc. (The)	895	21,542

		74,619

Total Energy		1,021,145

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Financial — 10.3%
Banks — 5.8%
Associated Banc-Corp.	204	4,132
Atlantic Union Bankshares Corp.	90	3,350
BancFirst Corp.	47	2,621
BancorpSouth Bank	111	3,284
Bank of America Corp.	2,960	86,354
Bank of New York Mellon Corp. (The)	398	18,015
Bank OZK	109	2,963
Banner Corp.	11	645
BB&T Corp.	452	24,099
BOK Financial Corp.	42	3,288
Cathay General Bancorp	107	3,701
CIT Group, Inc.	5	205
Citigroup, Inc.	82	5,649
Citizens Financial Group, Inc.	346	12,235
Columbia Banking System, Inc.	28	1,030
Comerica, Inc.	134	8,859
Commerce Bancshares, Inc.	64	3,891
Community Bank System, Inc.	17	1,025
Cullen/Frost Bankers, Inc.	57	5,010
CVB Financial Corp.	157	3,286
East West Bancorp, Inc.	6	271
Fifth Third Bancorp	27	752
First Busey Corp.	112	2,837
First Financial Bankshares, Inc.	101	3,369
First Horizon National Corp.	309	4,998
First Interstate BancSystem, Inc., Class A	76	3,056
First Merchants Corp.	88	3,297
First Midwest Bancorp, Inc.	34	668
First Republic Bank	52	5,021
Glacier Bancorp, Inc.	30	1,214
Goldman Sachs Group, Inc. (The)	135	27,968
Home BancShares, Inc.	188	3,542
Hope Bancorp, Inc.	69	991
Huntington Bancshares, Inc.	784	11,186
Independent Bank Corp.	12	860
Independent Bank Group, Inc.	55	2,889
KeyCorp.	767	13,684
LegacyTexas Financial Group, Inc.	71	3,108
M&T Bank Corp.	5	763
Morgan Stanley	681	29,070
NBT Bancorp, Inc.	17	620

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Northern Trust Corp.	93	8,720
PNC Financial Services Group, Inc. (The)	233	32,589
Prosperity Bancshares, Inc.	57	4,055
Regions Financial Corp.	691	10,928
S&T Bancorp, Inc.	14	502
ServisFirst Bancshares, Inc.	87	2,879
Signature Bank	2	271
Simmons First National Corp., Class A	34	859
South State Corp.	42	3,178
State Street Corp.	196	11,573
SunTrust Banks, Inc.	263	18,127
SVB Financial Group (a)	2	426
TCF Financial Corp.	127	4,840
Towne Bank	114	3,177
UMB Financial Corp.	48	3,081
United Community Banks, Inc.	3	91
US Bancorp	661	36,606
Webster Financial Corp.	96	4,485
Wells Fargo & Co.	2,601	131,206
WesBanco, Inc.	92	3,426
Westamerica Bancorporation	10	645
Wintrust Financial Corp.	51	3,280
Zions Bancorp NA	144	6,431

		605,181

Diversified Financial Services — 1.9%
Affiliated Managers Group, Inc.	2	198
Air Lease Corp., Class A	2	91
Alliance Data Systems Corp.	2	253
Ally Financial, Inc.	15	507
American Express Co.	175	20,717
Ameriprise Financial, Inc.	59	8,640
BlackRock, Inc., Class A	56	24,782
Capital One Financial Corp.	17	1,546
Cboe Global Markets, Inc.	4	492
Charles Schwab Corp. (The)	43	1,813
CME Group, Inc., Class A	94	19,777
Discover Financial Services	124	10,081
E*TRADE Financial Corp.	10	418
Eaton Vance Corp.	42	1,900
Evercore, Inc., Class A	10	809
Franklin Resources, Inc.	180	5,186
Intercontinental Exchange, Inc.	139	12,826
Invesco Ltd.	16	278
Jefferies Financial Group, Inc.	11	207
Mastercard, Inc., Class A	103	28,075
Nasdaq, Inc.	41	4,025
Raymond James Financial, Inc.	41	3,404

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
SEI Investments Co.	18	1,054
Synchrony Financial	23	797
T Rowe Price Group, Inc.	110	12,551
TD Ameritrade Holding Corp.	112	5,241
Visa, Inc., Class A	217	37,280
Western Union Co. (The)	17	394

		203,342

Insurance — 2.2%
Aflac, Inc.	291	15,219
Alleghany Corp. (a)	1	444
Allstate Corp. (The)	125	13,621
American Financial Group, Inc.	15	1,622
American International Group, Inc.	31	1,745
Aon plc, (United Kingdom)	44	8,427
Arch Capital Group Ltd., (Bermuda) (a)	15	641
Arthur J Gallagher & Co.	52	4,691
Assurant, Inc.	21	2,644
Assured Guaranty Ltd., (Bermuda)	10	460
Athene Holding Ltd., (Bermuda), Class A (a)	7	282
AXA Equitable Holdings, Inc.	12	273
Axis Capital Holdings Ltd., (Bermuda)	22	1,494
Berkshire Hathaway, Inc., Class B (a)	46	9,524
Brighthouse Financial, Inc. (a)	5	197
Brown & Brown, Inc.	11	391
Chubb Ltd., (Switzerland)	154	24,919
Cincinnati Financial Corp.	56	6,531
CNO Financial Group, Inc.	19	296
Erie Indemnity Co., Class A	5	848
Everest Re Group Ltd., (Bermuda)	14	3,754
FBL Financial Group, Inc., Class A	5	291
Fidelity National Financial, Inc.	141	6,273
First American Financial Corp.	37	2,183
Globe Life, Inc.	20	1,872
Hanover Insurance Group, Inc. (The)	5	705
Hartford Financial Services Group, Inc. (The)	151	9,144
Lincoln National Corp.	78	4,710
Loews Corp.	11	543
Markel Corp. (a)	1	619
Marsh & McLennan Cos., Inc.	159	15,862
MetLife, Inc.	578	27,261
Old Republic International Corp.	161	3,795
Primerica, Inc.	1	139
Principal Financial Group, Inc.	11	606
Progressive Corp. (The)	21	1,627
Prudential Financial, Inc.	305	27,475
Reinsurance Group of America, Inc., Class A	29	4,583
RenaissanceRe Holdings Ltd., (Bermuda)	5	932

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
RLI Corp.	1	100
Travelers Cos., Inc. (The)	110	16,381
Unum Group	121	3,610
Voya Financial, Inc.	6	321
Willis Towers Watson plc, (United Kingdom)	5	874
WR Berkley Corp.	24	1,725

		229,654

Private Equity — 0.0% (g)
Kennedy-Wilson Holdings, Inc.	34	755
KKR & Co., Inc., Class A	19	507

		1,262

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	12	638
Jones Lang LaSalle, Inc.	5	645

		1,283

REITS — 0.3%
AGNC Investment Corp.	21	341
Alexandria Real Estate Equities, Inc.	4	610
American Tower Corp.	15	3,384
Annaly Capital Management, Inc.	51	449
AvalonBay Communities, Inc.	5	1,072
Boston Properties, Inc.	5	664
Camden Property Trust	3	334
Crown Castle International Corp.	15	2,017
Digital Realty Trust, Inc.	7	923
Duke Realty Corp.	11	385
Equinix, Inc.	3	1,674
Equity LifeStyle Properties, Inc.	3	359
Equity Residential	13	1,144
Essex Property Trust, Inc.	2	750
Extra Space Storage, Inc.	4	522
Federal Realty Investment Trust	3	361
HCP, Inc.	18	631
Host Hotels & Resorts, Inc.	28	488
Invitation Homes, Inc.	16	465
Iron Mountain, Inc.	10	330
Kimco Realty Corp.	13	265
Liberty Property Trust	5	271
Macerich Co. (The)	2	79
Mid-America Apartment Communities, Inc.	4	521
National Retail Properties, Inc.	6	326
Prologis, Inc.	22	1,909
Public Storage	6	1,378
Realty Income Corp.	11	847
Regency Centers Corp.	5	363
SBA Communications Corp., Class A	4	951
Simon Property Group, Inc.	11	1,689

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
SL Green Realty Corp.	3	222
Sun Communities, Inc.	3	474
UDR, Inc.	10	480
Ventas, Inc.	13	940
VEREIT, Inc.	35	338
Vornado Realty Trust	6	387
Welltower, Inc.	14	1,260
Weyerhaeuser Co.	27	760
WP Carey, Inc.	6	535

		30,898

Savings & Loans — 0.1%
Investors Bancorp, Inc.	337	3,824
Northwest Bancshares, Inc.	55	905
People’s United Financial, Inc.	17	262
Provident Financial Services, Inc.	78	1,923
Washington Federal, Inc.	92	3,417
WSFS Financial Corp.	24	1,047

		11,378

Total Financial		1,082,998

Industrial — 6.7%
Aerospace/Defense — 2.0%
Arconic, Inc.	16	407
Boeing Co. (The)	179	68,286
General Dynamics Corp.	91	16,654
HEICO Corp.	2	223
HEICO Corp., Class A	3	292
L3Harris Technologies, Inc.	48	10,057
Lockheed Martin Corp.	92	35,887
Northrop Grumman Corp.	41	15,356
Raytheon Co.	87	17,102
Spirit AeroSystems Holdings, Inc., Class A	4	345
TransDigm Group, Inc.	2	901
United Technologies Corp.	286	39,099

		204,609

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	25	1,393
Johnson Controls International plc	331	14,537
Lennox International, Inc.	5	1,122
Martin Marietta Materials, Inc.	2	636
Masco Corp.	58	2,426
MDU Resources Group, Inc.	56	1,584
Owens Corning	27	1,683
Simpson Manufacturing Co., Inc.	1	92
Vulcan Materials Co.	19	2,898

		26,371

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electrical Components & Equipments — 0.2%
Acuity Brands, Inc.	2	233
AMETEK, Inc.	9	782
Emerson Electric Co.	324	21,651
Hubbell, Inc., Class B	15	2,028

		24,694

Electronics — 0.6%
Agilent Technologies, Inc.	12	897
Allegion plc, (Ireland)	10	1,085
Amphenol Corp., Class A	48	4,622
Arrow Electronics, Inc. (a)	4	266
Brady Corp., Class A	4	190
Flex Ltd. (a)	22	234
FLIR Systems, Inc.	16	820
Fortive Corp.	11	769
Garmin Ltd., (Switzerland)	5	433
Gentex Corp.	54	1,476
Honeywell International, Inc.	239	40,430
Keysight Technologies, Inc. (a)	7	641
Mettler-Toledo International, Inc. (a)	1	574
National Instruments Corp.	20	834
nVent Electric plc, (United Kingdom)	37	825
PerkinElmer, Inc.	4	371
Sensata Technologies Holding plc (a)	5	244
SYNNEX Corp.	3	347
TE Connectivity Ltd., (Switzerland)	111	10,353
Trimble, Inc. (a)	8	300
Waters Corp. (a)	2	520

		66,231

Engineering & Construction — 0.0% (g)
Fluor Corp.	7	142
Jacobs Engineering Group, Inc.	5	486

		628

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	32	1,225
Republic Services, Inc., Class A	75	6,472
Tetra Tech, Inc.	1	71
Waste Connections, Inc.	10	895
Waste Management, Inc.	133	15,311

		23,974

Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	11	977
MSA Safety, Inc.	1	136
Regal Beloit Corp.	3	234
Snap-on, Inc.	18	2,753
Stanley Black & Decker, Inc.	48	6,961

		11,061

Machinery - Construction & Mining — 0.4%
BWX Technologies, Inc.	4	218
Caterpillar, Inc.	286	36,065
Oshkosh Corp.	8	632

		36,915

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Diversified — 0.4%
AGCO Corp.	10	748
Cognex Corp.	5	250
Cummins, Inc.	80	12,934
Deere & Co.	11	1,830
Dover Corp.	46	4,572
Flowserve Corp.	6	261
Graco, Inc.	17	804
IDEX Corp.	12	1,910
Middleby Corp. (The) (a)	2	240
Nordson Corp.	3	411
Rockwell Automation, Inc.	47	7,694
Roper Technologies, Inc.	11	4,062
Wabtec Corp.	17	1,190
Xylem, Inc.	29	2,307

		39,213

Metal Fabricate/Hardware — 0.0% (g)
Timken Co. (The)	9	403
Worthington Industries, Inc.	3	113

		516

Miscellaneous Manufacturers — 1.0%
3M Co.	306	50,240
AO Smith Corp.	30	1,430
AptarGroup, Inc.	5	588
Carlisle Cos., Inc.	9	1,237
Donaldson Co., Inc.	16	831
Eaton Corp. plc	239	19,853
General Electric Co.	311	2,782
Hillenbrand, Inc.	2	65
Illinois Tool Works, Inc.	132	20,601
Ingersoll-Rand plc	74	9,067
ITT, Inc.	1	35
Parker-Hannifin Corp.	5	854
Textron, Inc.	9	445
Trinity Industries, Inc.	44	873

		108,901

Packaging & Containers — 0.3%
Amcor plc, (United Kingdom)	1,152	11,235
Ball Corp.	11	837
Crown Holdings, Inc. (a)	5	351
Matthews International Corp., Class A	1	34
Packaging Corp. of America	45	4,779
Sealed Air Corp.	6	267
Silgan Holdings, Inc.	10	292
Sonoco Products Co.	39	2,266
WestRock Co.	192	7,014

		27,075

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	8	1,633

Transportation — 1.2%
CH Robinson Worldwide, Inc.	51	4,356
CSX Corp.	186	12,852
Expeditors International of Washington, Inc.	36	2,679
FedEx Corp.	66	9,564
JB Hunt Transport Services, Inc.	14	1,522
Kansas City Southern	18	2,413
Knight-Swift Transportation Holdings, Inc., Class A	6	211
Norfolk Southern Corp.	10	1,713
Old Dominion Freight Line, Inc.	3	426
Ryder System, Inc.	27	1,392
Union Pacific Corp.	269	43,628
United Parcel Service, Inc., Class B	343	41,144
XPO Logistics, Inc. (a)	4	315

		122,215

Trucking & Leasing — 0.0% (g)
GATX Corp.	3	245

Total Industrial		694,281

Technology — 15.9%
Computers — 2.2%
Accenture plc, (Ireland), Class A	166	31,946
Apple, Inc.	788	176,520
Cognizant Technology Solutions Corp., Class A	21	1,247
Dell Technologies, Inc., Class C (a)	5	271
DXC Technology Co.	11	310
EPAM Systems, Inc. (a)	2	331
Fortinet, Inc. (a)	89	6,865
Hewlett Packard Enterprise Co.	51	771
HP, Inc.	55	1,045
International Business Machines Corp.	31	4,568
Leidos Holdings, Inc.	5	455
NetApp, Inc.	115	6,051
Seagate Technology plc	8	431
Western Digital Corp.	10	583

		231,394

Office/Business Equipment — 0.0% (g)
Xerox Holdings Corp.	83	2,484
Zebra Technologies Corp., Class A (a)	2	348

		2,832

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — 1.8%
Advanced Micro Devices, Inc. (a)	36	1,037
Analog Devices, Inc.	115	12,883
Applied Materials, Inc.	34	1,692
Broadcom, Inc.	216	59,609
Intel Corp.	158	8,136
IPG Photonics Corp. (a)	1	135
KLA Corp.	50	8,038
Lam Research Corp.	47	10,900
Marvell Technology Group Ltd.	20	511
Maxim Integrated Products, Inc.	129	7,453
Microchip Technology, Inc.	57	5,273
Micron Technology, Inc. (a)	40	1,710
MKS Instruments, Inc.	3	291
NVIDIA Corp.	50	8,680
ON Semiconductor Corp. (a)	16	316
Qorvo, Inc. (a)	5	356
QUALCOMM, Inc.	42	3,225
Skyworks Solutions, Inc.	51	4,077
Texas Instruments, Inc.	372	48,033
Xilinx, Inc.	57	5,507

		187,862

Software — 11.9%
Activision Blizzard, Inc.	96	5,080
Adobe, Inc. (a)	305	84,274
Akamai Technologies, Inc. (a)	6	558
ANSYS, Inc. (a)	53	11,695
Autodesk, Inc. (a)	138	20,372
Broadridge Financial Solutions, Inc.	30	3,728
Cadence Design Systems, Inc. (a)	176	11,632
CDK Global, Inc.	3	168
Cerner Corp.	12	805
Citrix Systems, Inc.	78	7,529
DocuSign, Inc., Class A (a)	3	170
Dropbox, Inc., Class A (a)	4	88
Electronic Arts, Inc. (a)	10	1,016
Fidelity National Information Services, Inc.	109	14,532
Fiserv, Inc. (a)	20	2,107
Intuit, Inc.	187	49,660
j2 Global, Inc.	6	580
Jack Henry & Associates, Inc.	10	1,511
Microsoft Corp.	5,823	809,640
MongoDB, Inc., Class A (a)	2	182
MSCI, Inc., Class A	18	3,896
Oracle Corp.	1,999	109,988
Paychex, Inc.	12	966
Paycom Software, Inc. (a)	2	330
PTC, Inc. (a)	3	238

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
salesforce.com, Inc. (a)	549	81,555
ServiceNow, Inc. (a)	6	1,630
Splunk, Inc. (a)	5	620
SS&C Technologies Holdings, Inc.	7	384
Synopsys, Inc. (a)	95	12,988
Take-Two Interactive Software, Inc. (a)	4	460
Twilio, Inc., Class A (a)	4	400
Veeva Systems, Inc., Class A (a)	4	682
VMware, Inc., Class A	3	478
Workday, Inc., Class A (a)	6	958

		1,240,900

Total Technology		1,662,988

Utilities — 2.5%
Electric — 2.2%
AES Corp.	340	5,562
ALLETE, Inc.	12	1,028
Alliant Energy Corp.	87	4,690
Ameren Corp.	8	667
American Electric Power Co., Inc.	250	23,406
Avista Corp.	15	748
Black Hills Corp.	11	868
CenterPoint Energy, Inc.	279	8,409
CMS Energy Corp.	110	7,052
Consolidated Edison, Inc.	191	18,074
Dominion Energy, Inc.	28	2,294
DTE Energy Co.	95	12,661
Duke Energy Corp.	26	2,464
Edison International	12	892
El Paso Electric Co.	3	190
Entergy Corp.	7	812
Evergy, Inc.	101	6,701
Eversource Energy	157	13,425
Exelon Corp.	35	1,672
FirstEnergy Corp.	18	853
IDACORP, Inc.	10	1,161
MGE Energy, Inc.	— (h)	3
NextEra Energy, Inc.	183	42,578
NorthWestern Corp.	13	968
NRG Energy, Inc.	9	344
OGE Energy Corp.	85	3,866
Otter Tail Corp.	2	99
Pinnacle West Capital Corp.	47	4,526
PNM Resources, Inc.	12	643
Portland General Electric Co.	23	1,271
PPL Corp.	26	828
Public Service Enterprise Group, Inc.	257	15,933
Sempra Energy	121	17,857

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Southern Co. (The)	37	2,264
Vistra Energy Corp.	14	384
WEC Energy Group, Inc.	137	13,036
Xcel Energy, Inc.	245	15,914

		234,143

Gas — 0.2%
Atmos Energy Corp.	30	3,383
National Fuel Gas Co.	29	1,377
New Jersey Resources Corp.	17	776
NiSource, Inc.	135	4,040
South Jersey Industries, Inc.	24	784
Southwest Gas Holdings, Inc.	11	962
Spire, Inc.	12	1,022
UGI Corp.	72	3,607

		15,951

Water — 0.1%
American Water Works Co., Inc.	43	5,327
Aqua America, Inc.	53	2,356

		7,683

Total Utilities		257,777

Total Common Stocks (Cost $9,990,469)		10,446,287

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.2%
Time Deposits — 0.2%
Australia & New Zealand Banking Group Ltd., 1.25%, 10/01/2019	5,924	5,924
Barclays SA, 1.25%, 10/01/2019	1,112	1,112
BNP Paribas SA, 1.25%, 10/01/2019	6,621	6,621
Citibank NA, 1.25%, 10/01/2019	3,527	3,527

Total Short-Term Investments (Cost $17,184)		17,184

Total Investments — 100.0% (Cost $10,007,653)*		10,463,471
Other Assets in Excess of Liabilities — 0.0% (g)		4,711

NET ASSETS — 100.0%		$10,468,182

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Russell 2000 Index	1	12/2019	USD	77	(1)
NASDAQ 100 E-mini Index	12	12/2019	USD	1,899	(35)
S&P 500 E-mini Index	102	12/2019	USD	15,348	(157)
S&P MidCap 400 E-mini Index	3	12/2019	USD	590	(8)

Total unrealized appreciation (depreciation)					(201)

Six Circles U.S. Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

Summary of Investments by Industry, September 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	14.9%
Pharmaceuticals	13.2%
Software	11.9%
Oil & Gas	8.4%
Beverages	6.8%
Banks	5.8%
Retail	3.9%
Biotechnology	3.6%
Telecommunications	2.5%
Electric	2.2%
Computers	2.2%
Insurance	2.2%
Aerospace/Defense	2.0%
Diversified Financial Services	1.9%
Semiconductors	1.8%
Healthcare - Products	1.5%
Cosmetics/Personal Care	1.5%
Media	1.2%
Transportation	1.2%
Miscellaneous Manufacturers	1.0%
Chemicals	1.0%
Others (Each less than 1.0%)	9.1%
Short-Term Investments	0.2%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.6%
Australia — 0.2%
BHP Group plc	340	7,264
MMG Ltd. (a)	2,412	569

		7,833

Austria — 0.4%
ANDRITZ AG	12	470
Erste Group Bank AG	48	1,578
OMV AG	256	13,737
Raiffeisen Bank International AG	25	579
Verbund AG	11	592
voestalpine AG	18	420

		17,376

Belgium — 2.2%
Ageas	28	1,569
Anheuser-Busch InBev SA	962	91,528
Colruyt SA	9	507
Groupe Bruxelles Lambert SA	13	1,247
KBC Group NV	40	2,610
Proximus SADP	25	736
Solvay SA	12	1,245
Telenet Group Holding NV	7	333
UCB SA	109	7,931
Umicore SA	32	1,214

		108,920

Chile — 0.0% (g)
Antofagasta plc	62	689

China — 1.5%
3SBio, Inc. (a) (e)	1,308	2,163
51job, Inc., ADR (a)	25	1,872
Baozun, Inc., ADR (a)	42	1,804
BeiGene Ltd., ADR (a)	37	4,479
China Aoyuan Group Ltd.	1,226	1,389
China Conch Venture Holdings Ltd.	1,646	6,087
China Medical System Holdings Ltd.	1,426	1,694
China Oriental Group Co. Ltd.	1,142	395
China Zhongwang Holdings Ltd.	1,606	653
CIFI Holdings Group Co. Ltd.	2,822	1,649
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,274	564

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
China — continued
Future Land Development Holdings Ltd.	1,854	1,618
GDS Holdings Ltd., ADR (a)	61	2,451
Genscript Biotech Corp. (a)	944	1,809
GOME Retail Holdings Ltd. (a)	10,194	923
Greentown Service Group Co. Ltd.	1,138	1,117
Haitian International Holdings Ltd.	672	1,376
HengTen Networks Group Ltd. (a)	22,932	348
Hua Hong Semiconductor Ltd. (e)	465	926
Huaneng Renewables Corp. Ltd., Class H (bb)	4,942	1,684
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,074	985
Kaisa Group Holdings Ltd.	2,446	1,073
Kingdee International Software Group Co. Ltd.	2,366	2,492
Kingsoft Corp. Ltd. (a)	840	1,782
KWG Group Holdings Ltd. (a)	1,323	1,160
Li Ning Co. Ltd.	2,008	5,761
Luye Pharma Group Ltd. (e)	1,173	837
Noah Holdings Ltd., ADR (a)	31	903
Semiconductor Manufacturing International Corp. (a)	3,119	3,900
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,064	2,126
Shui On Land Ltd.	3,638	724
Sihuan Pharmaceutical Holdings Group Ltd.	4,010	609
Sino-Ocean Group Holding Ltd.	3,132	1,064
Sinotrans Ltd., Class H	2,271	712
Sinotruk Hong Kong Ltd.	689	1,022
SOHO China Ltd.	2,081	595
Tong Ren Tang Technologies Co. Ltd., Class H	660	600
Uni-President China Holdings Ltd.	1,331	1,436
Xinyi Solar Holdings Ltd.	3,286	1,974
Yangzijiang Shipbuilding Holdings Ltd.	2,674	1,859
Yihai International Holding Ltd. (a)	476	2,829
Yuzhou Properties Co. Ltd.	1,800	717
YY, Inc., ADR (a)	59	3,307
Zhaojin Mining Industry Co. Ltd., Class H	1,012	1,168
Zhongsheng Group Holdings Ltd.	582	1,837

		76,473

Denmark — 2.4%
AP Moller - Maersk A/S, Class A	1	644
AP Moller - Maersk A/S, Class B	1	1,224
Carlsberg A/S, Class B	135	19,936
Chr Hansen Holding A/S	17	1,434
Coloplast A/S, Class B	19	2,300
Danske Bank A/S	102	1,418
Demant A/S (a)	17	434
DSV A/S	35	3,338
Genmab A/S (a)	10	2,119
H Lundbeck A/S	61	2,009
ISS A/S	25	626

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Denmark — continued
Novo Nordisk A/S, Class B	1,534		79,249
Novozymes A/S, Class B	34		1,420
Orsted A/S (e)	30		2,831
Pandora A/S	17		672
Tryg A/S	19		532
Vestas Wind Systems A/S	30		2,356

			122,542

Finland — 0.6%
Elisa OYJ	23		1,177
Fortum OYJ	71		1,667
Kone OYJ, Class B	55		3,114
Metso OYJ	17		630
Neste OYJ	68		2,249
Nokia OYJ	907		4,582
Nokian Renkaat OYJ	19		532
Nordea Bank Abp	522		3,700
Orion OYJ, Class B	87		3,248
Sampo OYJ, Class A	71		2,835
Stora Enso OYJ, Class R	95		1,147
UPM-Kymmene OYJ	86		2,536
Wartsila OYJ Abp	71		797

			28,214

France — 14.4%
Accor SA	30		1,266
Aeroports de Paris	5		820
Air Liquide SA	69		9,813
Airbus SE	94		12,198
Alstom SA	31		1,271
Amundi SA (e)	9		659
Arkema SA	11		1,044
Atos SE	16		1,137
AXA SA	312		7,970
BioMerieux	7		582
BNP Paribas SA	181		8,778
Bollore SA	137		566
Bouygues SA	35		1,409
Bureau Veritas SA	45		1,077
Capgemini SE	26		3,013
Carrefour SA	94		1,646
Casino Guichard Perrachon SA	8		392
Cie de Saint-Gobain	79		3,104
Cie Generale des Etablissements Michelin SCA	28		3,062
CNP Assurances	28		550
Covivio	8		803
Credit Agricole SA	184		2,227
Danone SA	779		68,640
Dassault Aviation SA	—	(h)	539

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Dassault Systemes SE	21	3,015
Edenred	38	1,836
Eiffage SA	12	1,279
Electricite de France SA	94	1,053
Engie SA	294	4,799
EssilorLuxottica SA	46	6,579
Eurazeo SE	6	475
Eutelsat Communications SA	29	533
Faurecia SE	13	596
Gecina SA	7	1,157
Getlink SE	72	1,080
Hermes International	5	3,521
ICADE	5	421
Iliad SA	4	400
Imerys SA	6	233
Ingenico Group SA	10	934
Ipsen SA	33	3,114
JCDecaux SA	13	358
Kering SA	12	6,215
Klepierre SA	32	1,089
Legrand SA	43	3,064
L’Oreal SA	405	113,173
LVMH Moet Hennessy Louis Vuitton SE	45	17,738
Natixis SA	145	602
Orange SA	321	5,027
Pernod Ricard SA	268	47,713
Peugeot SA	94	2,356
Publicis Groupe SA	34	1,657
Remy Cointreau SA	29	3,808
Renault SA	31	1,760
Safran SA	53	8,296
Sanofi	975	90,328
Sartorius Stedim Biotech	4	613
Schneider Electric SE	88	7,720
SCOR SE	25	1,042
SEB SA	4	585
Societe BIC SA	4	285
Societe Generale SA	124	3,384
Sodexo SA	14	1,578
Suez	52	819
Teleperformance	9	2,035
Thales SA	17	1,962
TOTAL SA	4,149	216,004
Ubisoft Entertainment SA (a)	13	968
Unibail-Rodamco-Westfield	22	3,246
Valeo SA	37	1,212
Veolia Environnement SA	86	2,184

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Vinci SA	82	8,849
Vivendi SA	148	4,037
Wendel SA	4	591
Worldline SA (a) (e)	13	828

		724,717

Germany — 5.2%
1&1 Drillisch AG	9	268
adidas AG	29	9,040
Allianz SE (Registered)	68	15,905
Axel Springer SE (a)	8	565
BASF SE	147	10,308
Bayer AG (Registered)	809	57,024
Bayerische Motoren Werke AG	53	3,754
Beiersdorf AG	161	19,035
Brenntag AG	25	1,203
Carl Zeiss Meditec AG	7	744
Commerzbank AG	159	923
Continental AG	18	2,266
Covestro AG (e)	29	1,411
Daimler AG (Registered)	146	7,257
Delivery Hero SE (a) (e)	19	833
Deutsche Bank AG (Registered)	316	2,361
Deutsche Boerse AG	31	4,770
Deutsche Lufthansa AG (Registered)	36	578
Deutsche Post AG (Registered)	159	5,307
Deutsche Telekom AG (Registered)	535	8,974
Deutsche Wohnen SE	57	2,083
E.ON SE	354	3,445
Evonik Industries AG	31	759
Fraport AG Frankfurt Airport Services Worldwide	6	532
Fresenius Medical Care AG & Co. KGaA	35	2,331
Fresenius SE & Co. KGaA	67	3,143
GEA Group AG	24	654
Hannover Rueck SE	10	1,617
HeidelbergCement AG	24	1,710
Henkel AG & Co. KGaA	166	15,201
HOCHTIEF AG	4	448
HUGO BOSS AG	10	517
Infineon Technologies AG	201	3,616
KION Group AG	11	566
Knorr-Bremse AG	8	743
LANXESS AG	13	822
Merck KGaA	112	12,640
METRO AG	29	460
MTU Aero Engines AG	8	2,224
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	23	6,001
Puma SE	13	1,037

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
RWE AG	88	2,752
SAP SE	158	18,564
Siemens AG (Registered)	123	13,145
Siemens Healthineers AG (e)	24	944
Symrise AG, Class A	21	2,000
Telefonica Deutschland Holding AG	133	370
thyssenkrupp AG	67	928
TUI AG	70	816
Uniper SE	33	1,092
United Internet AG (Registered)	19	691
Volkswagen AG	5	876
Vonovia SE	82	4,148
Wirecard AG	19	3,024
Zalando SE (a) (e)	22	1,011

		263,436

Hong Kong — 2.5%
Alibaba Pictures Group Ltd. (a)	14,330	2,322
ASM Pacific Technology Ltd.	315	3,845
Bank of East Asia Ltd. (The)	1,342	3,305
Bosideng International Holdings Ltd.	3,272	1,393
China Agri-Industries Holdings Ltd.	2,550	829
China Education Group Holdings Ltd.	630	925
China Everbright Ltd.	960	1,123
China First Capital Group Ltd. (a)	3,030	884
China Jinmao Holdings Group Ltd.	5,274	3,023
China Power International Development Ltd.	4,444	924
China Traditional Chinese Medicine Holdings Co. Ltd.	2,420	1,110
COSCO SHIPPING Ports Ltd.	1,798	1,436
Dairy Farm International Holdings Ltd.	355	2,239
Far East Horizon Ltd.	2,229	2,070
Hang Lung Properties Ltd.	2,087	4,736
HK Electric Investments & HK Electric Investments Ltd.	2,702	2,575
HKT Trust & HKT Ltd.	3,884	6,161
Hutchison China MediTech Ltd., ADR (a)	64	1,135
Hysan Development Co. Ltd.	644	2,597
Kerry Properties Ltd.	674	2,074
Kingboard Holdings Ltd.	659	1,746
Kingboard Laminates Holdings Ltd.	1,111	1,002
Lee & Man Paper Manufacturing Ltd.	1,377	745
Link REIT	2,168	23,915
Melco Resorts & Entertainment Ltd., ADR	219	4,244
New World Development Co. Ltd.	6,243	8,108
NWS Holdings Ltd.	1,605	2,486
PCCW Ltd.	4,427	2,485
Shanghai Industrial Holdings Ltd.	524	976
Shanghai Industrial Urban Development Group Ltd.	524	66
Shangri-La Asia Ltd.	1,284	1,309

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hong Kong — continued
Shenzhen International Holdings Ltd.	980	1,881
Shenzhen Investment Ltd.	3,226	1,191
Sino Land Co. Ltd.	3,170	4,765
SJM Holdings Ltd.	2,022	1,920
SSY Group Ltd.	1,596	1,261
Techtronic Industries Co. Ltd.	1,393	9,696
Towngas China Co. Ltd. (a)	990	743
Vitasoy International Holdings Ltd.	770	3,121
Wharf Holdings Ltd. (The)	1,257	2,742
Wheelock & Co. Ltd.	832	4,740
Yue Yuen Industrial Holdings Ltd.	760	2,075
Yuexiu Property Co. Ltd.	6,988	1,516

		127,439

India — 1.1%
Ambuja Cements Ltd.	596	1,718
Ashok Leyland Ltd.	1,234	1,186
Bharat Forge Ltd.	213	1,341
Container Corp. Of India Ltd.	218	1,862
Divi’s Laboratories Ltd.	83	1,947
Dr Reddy’s Laboratories Ltd.	120	4,561
Glenmark Pharmaceuticals Ltd.	156	715
Havells India Ltd.	254	2,583
Hindalco Industries Ltd.	1,184	3,201
ICICI Lombard General Insurance Co. Ltd. (e)	136	2,318
Indiabulls Housing Finance Ltd., ADR	283	1,026
InterGlobe Aviation Ltd. (e)	97	2,571
LIC Housing Finance Ltd.	304	1,615
Lupin Ltd.	230	2,326
Mahindra & Mahindra Financial Services Ltd.	305	1,411
Marico Ltd.	458	2,547
Page Industries Ltd.	6	1,851
Petronet LNG Ltd.	604	2,218
Piramal Enterprises Ltd.	95	2,182
REC Ltd.	696	1,209
Shriram Transport Finance Co. Ltd.	169	2,561
Tata Power Co. Ltd. (The)	1,098	967
United Spirits Ltd. (a)	290	2,729
UPL Ltd.	545	4,623
Yes Bank Ltd.	1,915	1,128
Zee Entertainment Enterprises Ltd.	555	2,073

		54,469

Indonesia — 0.3%
Adaro Energy Tbk. PT	14,810	1,346
Bank Tabungan Negara Persero Tbk. PT	4,357	602
Barito Pacific Tbk. PT	27,562	1,922
Bukit Asam Tbk. PT	2,837	452
Bumi Serpong Damai Tbk. PT (a)	8,194	802

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Indonesia — continued
Indah Kiat Pulp & Paper Corp. Tbk. PT	2,819	1,286
Indofood Sukses Makmur Tbk. PT	4,547	2,466
Jasa Marga Persero Tbk. PT	2,256	906
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,437	1,068
Pakuwon Jati Tbk. PT	17,005	797
Semen Indonesia Persero Tbk. PT	2,983	2,425
Surya Citra Media Tbk. PT	7,454	609

		14,681

Ireland — 0.8%
AerCap Holdings NV (a)	20	1,104
AIB Group plc	117	346
Bank of Ireland Group plc	149	592
CRH plc	130	4,445
DCC plc	15	1,350
Experian plc	146	4,685
Flutter Entertainment plc	13	1,200
Kerry Group plc, Class A	200	23,428
Kingspan Group plc	25	1,203
Smurfit Kappa Group plc	37	1,093

		39,446

Isle of Man — 0.0% (g)
GVC Holdings plc	93	850

Italy — 2.3%
Assicurazioni Generali SpA	177	3,428
Atlantia SpA	79	1,919
Davide Campari-Milano SpA	733	6,618
Enel SpA	1,309	9,778
ENI SpA	4,414	67,469
Ferrari NV	20	3,034
FinecoBank Banca Fineco SpA	98	1,040
Intesa Sanpaolo SpA	2,366	5,605
Leonardo SpA	66	771
Mediobanca Banca di Credito Finanziario SpA	102	1,109
Moncler SpA	29	1,033
Pirelli & C SpA (e)	69	411
Poste Italiane SpA (e)	83	942
Prysmian SpA	40	852
Recordati SpA	91	3,895
Snam SpA	337	1,704
Telecom Italia SpA (a)	1,511	862
Telecom Italia SpA	981	537
Terna Rete Elettrica Nazionale SpA	223	1,430
UniCredit SpA	324	3,814

		116,251

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Luxembourg — 0.1%
ArcelorMittal	105	1,481
Aroundtown SA	146	1,194
Eurofins Scientific SE	2	884
Millicom International Cellular SA, SDR	11	541
RTL Group SA	7	321
SES SA, Class A	58	1,062
Tenaris SA	74	785

		6,268

Macau — 0.1%
MGM China Holdings Ltd.	970	1,511
Wynn Macau Ltd.	1,616	3,149

		4,660

Malaysia — 0.5%
AirAsia Group Bhd.	1,658	697
Alliance Bank Malaysia Bhd.	1,046	712
AMMB Holdings Bhd.	1,767	1,747
British American Tobacco Malaysia Bhd.	150	677
Fraser & Neave Holdings Bhd.	148	1,233
Gamuda Bhd.	1,742	1,539
Genting Plantations Bhd.	277	654
Hartalega Holdings Bhd.	1,584	1,986
IJM Corp. Bhd.	2,879	1,505
Malaysia Airports Holdings Bhd.	760	1,570
Press Metal Aluminium Holdings Bhd.	1,439	1,634
QL Resources Bhd.	720	1,239
Sime Darby Bhd.	2,922	1,570
Sime Darby Property Bhd.	2,400	481
SP Setia Bhd. Group	1,800	585
Telekom Malaysia Bhd.	1,227	1,055
Top Glove Corp. Bhd.	1,619	1,721
Westports Holdings Bhd.	933	920
YTL Corp. Bhd.	2,956	650

		22,175

Mexico — 0.0% (g)
Fresnillo plc	38	323

Netherlands — 10.6%
ABN AMRO Bank NV, CVA, GDR (e)	69	1,217
Adyen NV (a) (e)	2	1,062
Aegon NV	293	1,219
Akzo Nobel NV	37	3,267
ASML Holding NV	68	16,946
EXOR NV	17	1,136
Heineken Holding NV	146	14,476
Heineken NV	327	35,343
ING Groep NV	625	6,534
Koninklijke Ahold Delhaize NV	191	4,765
Koninklijke DSM NV	29	3,516

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV	570	1,778
Koninklijke Philips NV	149	6,888
Koninklijke Vopak NV	12	608
NN Group NV	48	1,700
NXP Semiconductors NV	46	5,009
Prosus NV (a)	78	5,733
QIAGEN NV (a)	35	1,160
Randstad NV	19	927
Royal Dutch Shell plc, Class A	7,551	221,469
Royal Dutch Shell plc, Class B	6,497	192,011
Wolters Kluwer NV	45	3,285

		530,049

Norway — 1.3%
Aker BP ASA	17	463
DNB ASA	155	2,732
Equinor ASA	1,738	32,921
Gjensidige Forsikring ASA	31	615
Mowi ASA	554	12,791
Norsk Hydro ASA	213	750
Orkla ASA	970	8,823
Schibsted ASA, Class B	16	436
Telenor ASA	118	2,376
Yara International ASA	29	1,247

		63,154

Pakistan — 0.0% (g)
Habib Bank Ltd.	575	433
MCB Bank Ltd.	445	487

		920

Philippines — 0.2%
Alliance Global Group, Inc.	3,979	837
DMCI Holdings, Inc.	3,920	629
Globe Telecom, Inc.	33	1,177
GT Capital Holdings, Inc.	98	1,587
International Container Terminal Services, Inc.	1,049	2,441
Megaworld Corp.	11,757	992
Metro Pacific Investments Corp.	14,628	1,405
Robinsons Land Corp.	2,136	1,009
Security Bank Corp.	225	855

		10,932

Portugal — 0.3%
EDP - Energias de Portugal SA	406	1,575
Galp Energia SGPS SA	868	13,051
Jeronimo Martins SGPS SA	40	672

		15,298

Russia — 0.0% (g)
Evraz plc	83	480

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Singapore — 1.1%
Ascendas Real Estate Investment Trust	2,611	5,896
BOC Aviation Ltd. (e)	210	1,938
CapitaLand Commercial Trust	2,750	4,120
CapitaLand Mall Trust	2,717	5,172
City Developments Ltd.	486	3,454
ComfortDelGro Corp. Ltd.	2,294	3,985
Golden Agri-Resources Ltd.	7,345	1,196
Keppel Corp. Ltd.	1,508	6,474
SATS Ltd.	717	2,515
Sembcorp Industries Ltd.	1,069	1,609
Singapore Exchange Ltd.	800	4,909
Singapore Press Holdings Ltd.	675	1,016
Singapore Technologies Engineering Ltd.	1,662	4,619
Suntec Real Estate Investment Trust	2,076	2,856
UOL Group Ltd.	489	2,657
Venture Corp. Ltd.	297	3,294

		55,710

South Africa — 0.0% (g)
Investec plc	104	536

South Korea — 1.8%
BGF retail Co. Ltd.	8	1,359
BNK Financial Group, Inc.	286	1,718
Celltrion Pharm, Inc. (a)	17	495
Cheil Worldwide, Inc.	71	1,473
CJ CheilJedang Corp.	9	1,690
CJ Corp.	14	993
CJ ENM Co. Ltd.	11	1,547
CJ Logistics Corp. (a)	10	1,163
Daelim Industrial Co. Ltd.	28	2,439
Daewoo Engineering & Construction Co. Ltd. (a)	186	749
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	39	986
DB Insurance Co. Ltd.	52	2,229
Doosan Bobcat, Inc.	50	1,479
E-MART, Inc.	22	2,080
Fila Korea Ltd.	50	2,412
GS Engineering & Construction Corp.	61	1,680
GS Holdings Corp.	52	2,192
GS Retail Co. Ltd.	28	965
Hanmi Pharm Co. Ltd.	7	1,557
Hanmi Science Co. ltd	14	477
Hanon Systems	187	1,875
Hanwha Chemical Corp.	108	1,627
Hanwha Corp.	41	865
Hanwha Life Insurance Co. Ltd.	362	719
HDC Hyundai Development Co.-Engineering & Construction	26	719

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
South Korea — continued
Helixmith Co. Ltd. (a)	20	1,086
HLB, Inc. (a)	33	1,686
Hotel Shilla Co. Ltd.	32	2,330
Hyundai Department Store Co. Ltd.	14	933
Hyundai Engineering & Construction Co. Ltd.	81	3,122
Hyundai Heavy Industries Holdings Co. Ltd.	10	2,924
Hyundai Marine & Fire Insurance Co. Ltd.	67	1,469
KCC Corp.	6	1,067
Korea Aerospace Industries Ltd.	76	2,474
Korea Gas Corp.	28	932
Korea Investment Holdings Co. Ltd.	42	2,640
Korean Air Lines Co. Ltd.	52	987
Kumho Petrochemical Co. Ltd.	19	1,118
LG Innotek Co. Ltd.	14	1,374
Medy-Tox, Inc.	4	1,320
Meritz Securities Co. Ltd.	311	1,310
Mirae Asset Daewoo Co. Ltd.	399	2,497
NH Investment & Securities Co. Ltd.	141	1,491
OCI Co. Ltd.	19	1,109
Orange Life Insurance Ltd. (e)	33	756
Orion Corp.	25	2,018
Ottogi Corp.	1	646
Pan Ocean Co. Ltd. (a)	285	1,087
Pearl Abyss Corp. (a)	7	1,153
POSCO Chemical Co. Ltd.	25	935
Posco International Corp.	49	782
S-1 Corp.	18	1,483
Samsung Card Co. Ltd.	30	869
Samsung Engineering Co. Ltd. (a)	164	2,296
Samsung Heavy Industries Co. Ltd. (a)	451	2,964
Samsung Securities Co. Ltd.	62	1,842
Shinsegae, Inc.	8	1,652
SillaJen, Inc. (a)	60	411
Woongjin Coway Co. Ltd.	53	3,723
Yuhan Corp.	9	1,793

		91,767

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	44	1,770
Aena SME SA (e)	11	2,047
Amadeus IT Group SA	71	5,062
Banco Bilbao Vizcaya Argentaria SA	1,073	5,587
Banco de Sabadell SA	902	874
Banco Santander SA	2,705	11,008
Bankia SA	215	405
Bankinter SA	109	685
CaixaBank SA	595	1,559
Cellnex Telecom SA (a) (e)	31	1,291

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — continued
Enagas SA	5	126
Endesa SA	53	1,384
Ferrovial SA	80	2,316
Grifols SA	49	1,457
Iberdrola SA	967	10,047
Industria de Diseno Textil SA	176	5,434
Mapfre SA	188	508
Naturgy Energy Group SA	48	1,282
Red Electrica Corp. SA	72	1,453
Repsol SA	2,525	39,378
Siemens Gamesa Renewable Energy SA	42	566
Telefonica SA	752	5,748

		99,987

Sweden — 1.7%
Alfa Laval AB	50	987
Assa Abloy AB, Class B	161	3,587
Atlas Copco AB, Class A	108	3,329
Atlas Copco AB, Class B	63	1,696
Boliden AB	44	999
Electrolux AB, Class B	35	818
Epiroc AB, Class A	106	1,146
Epiroc AB, Class B	61	629
Essity AB, Class B	972	28,347
Hennes & Mauritz AB, Class B	129	2,507
Hexagon AB, Class B	42	2,005
Husqvarna AB, Class B	70	530
ICA Gruppen AB	15	673
Industrivarden AB, Class C	27	586
Investor AB, Class B	73	3,581
Kinnevik AB, Class B	40	1,044
L E Lundbergforetagen AB, Class B	12	460
Lundin Petroleum AB	30	890
Sandvik AB	182	2,829
Securitas AB, Class B	52	793
Skandinaviska Enskilda Banken AB, Class A	262	2,405
Skanska AB, Class B	56	1,137
SKF AB, Class B	61	1,001
Svenska Handelsbanken AB, Class A	246	2,301
Swedbank AB, Class A	145	2,084
Swedish Match AB	215	8,880
Tele2 AB, Class B	78	1,160
Telefonaktiebolaget LM Ericsson, Class B	495	3,950
Telia Co. AB	438	1,959
Volvo AB, Class B	239	3,355

		85,668

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — 17.8%
ABB Ltd. (Registered)	297		5,834
Adecco Group AG (Registered)	25		1,384
Alcon, Inc. (a)	67		3,900
Baloise Holding AG (Registered)	8		1,379
Barry Callebaut AG (Registered)	3		5,715
Chocoladefabriken Lindt & Spruengli AG	1		10,111
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	10,593
Cie Financiere Richemont SA (Registered)	84		6,141
Clariant AG (Registered) (a)	31		596
Coca-Cola HBC AG	252		8,230
Credit Suisse Group AG (Registered) (a)	411		5,033
Dufry AG (Registered) (a)	7		617
EMS-Chemie Holding AG (Registered)	1		845
Geberit AG (Registered)	6		2,850
Givaudan SA (Registered)	1		4,147
Glencore plc (a)	1,767		5,326
Julius Baer Group Ltd. (a)	37		1,636
Kuehne + Nagel International AG (Registered)	8		1,241
LafargeHolcim Ltd. (Registered) (a)	78		3,849
Lonza Group AG (Registered) (a)	12		4,057
Nestle SA (Registered)	3,866		419,317
Novartis AG (Registered)	1,862		161,589
Pargesa Holding SA	6		472
Partners Group Holding AG	3		2,311
Roche Holding AG	609		177,363
Schindler Holding AG	6		1,443
Schindler Holding AG (Registered)	3		721
SGS SA (Registered)	1		2,124
Sika AG (Registered)	21		3,005
Sonova Holding AG (Registered)	9		2,072
STMicroelectronics NV	109		2,116
Straumann Holding AG (Registered)	2		1,327
Swatch Group AG (The)	5		1,224
Swatch Group AG (The) (Registered)	9		456
Swiss Life Holding AG (Registered)	6		2,634
Swiss Prime Site AG (Registered) (a)	12		1,222
Swiss Re AG	49		5,119
Swisscom AG (Registered)	4		2,050
Temenos AG (Registered) (a)	10		1,736
UBS Group AG (Registered) (a)	621		7,053
Vifor Pharma AG	40		6,328
Zurich Insurance Group AG	24		9,305

			894,471

Taiwan — 2.1%
Acer, Inc.	3,091		1,773
Airtac International Group	129		1,537
Asia Cement Corp.	2,229		3,111
AU Optronics Corp.	8,829		2,230

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Chailease Holding Co. Ltd.	1,214	4,902
Chicony Electronics Co. Ltd.	594	1,750
China Airlines Ltd.	3,022	884
China Life Insurance Co. Ltd. (a)	2,654	2,104
Compal Electronics, Inc.	4,240	2,446
Eclat Textile Co. Ltd.	197	2,645
Eva Airways Corp.	2,525	1,111
Evergreen Marine Corp. Taiwan Ltd. (a)	2,567	1,076
Feng TAY Enterprise Co. Ltd.	340	2,438
Formosa Taffeta Co. Ltd.	895	975
Foxconn Technology Co. Ltd.	948	1,977
Giant Manufacturing Co. Ltd.	302	2,054
Highwealth Construction Corp. (a)	849	1,365
Hiwin Technologies Corp.	237	2,065
Innolux Corp.	8,780	1,867
Inventec Corp.	2,582	1,781
Lite-On Technology Corp., ADR	2,147	3,411
Micro-Star International Co. Ltd.	693	2,015
Nien Made Enterprise Co. Ltd.	166	1,455
Novatek Microelectronics Corp.	594	3,409
Phison Electronics Corp.	152	1,352
Pou Chen Corp.	2,290	2,936
Powertech Technology, Inc.	739	2,077
Realtek Semiconductor Corp.	499	3,700
Ruentex Development Co. Ltd. (a)	572	765
Ruentex Industries Ltd. (a)	364	785
Shin Kong Financial Holding Co. Ltd. (a)	10,520	3,183
SinoPac Financial Holdings Co. Ltd.	11,042	4,305
Standard Foods Corp.	446	892
Synnex Technology International Corp.	1,372	1,605
TaiMed Biologics, Inc. (a)	183	877
Taishin Financial Holding Co. Ltd.	9,909	4,422
Taiwan Business Bank	4,053	1,665
Taiwan Cement Corp.	5,060	6,466
Taiwan High Speed Rail Corp.	2,045	2,326
Tatung Co. Ltd. (a)	1,924	1,055
Vanguard International Semiconductor Corp.	921	1,857
Walsin Technology Corp.	324	1,824
Win Semiconductors Corp.	345	3,086
Winbond Electronics Corp.	3,010	1,731
Wistron Corp.	2,932	2,366
WPG Holdings Ltd.	1,525	1,876
Zhen Ding Technology Holding Ltd.	545	1,951

		103,483

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Thailand — 0.6%
Bangkok Expressway & Metro PCL	7,928	2,801
Banpu PCL, NVDR	4,502	1,737
BTS Group Holdings PCL, NVDR	6,810	2,982
Bumrungrad Hospital PCL, NVDR	456	1,907
Electricity Generating PCL, NVDR	292	3,423
Energy Absolute PCL, NVDR	1,716	2,694
Gulf Energy Development PCL, NVDR	538	2,811
IRPC PCL, NVDR	11,772	1,416
Land & Houses PCL, NVDR	8,414	2,640
Muangthai Capital PCL, NVDR	678	1,264
Ratch Group PCL, NVDR	762	1,780
Robinson PCL, NVDR	517	1,076
Thai Union Group PCL, NVDR	3,509	1,916
TMB Bank PCL, NVDR	10,855	557
Total Access Communication PCL, NVDR	735	1,382

		30,386

United Arab Emirates — 0.0% (g)
NMC Health plc	15	490

United Kingdom — 24.5%
3i Group plc	156	2,235
Admiral Group plc	31	815
Anglo American plc	170	3,899
Ashtead Group plc	75	2,083
Associated British Foods plc	450	12,727
AstraZeneca plc	1,137	101,513
Auto Trader Group plc (e)	152	951
Aviva plc	630	3,095
BAE Systems plc	516	3,611
Barclays plc	2,775	5,114
Barratt Developments plc	167	1,332
Berkeley Group Holdings plc	20	1,003
BP plc	35,295	223,443
British American Tobacco plc	2,896	106,949
British Land Co. plc (The)	143	1,028
BT Group plc	1,358	2,978
Bunzl plc	53	1,385
Burberry Group plc	66	1,753
Centrica plc	925	839
CNH Industrial NV	161	1,644
Coca-Cola European Partners plc	296	16,435
Compass Group plc	255	6,571
Croda International plc	21	1,240
Diageo plc	2,998	122,459
Direct Line Insurance Group plc	224	827
easyJet plc	27	387
Ferguson plc	37	2,727
Fiat Chrysler Automobiles NV	175	2,263
G4S plc	259	604

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
GlaxoSmithKline plc	4,325	92,708
Halma plc	60	1,454
Hargreaves Lansdown plc	46	1,166
HSBC Holdings plc	3,253	24,925
Imperial Brands plc	1,208	27,118
Informa plc	201	2,105
InterContinental Hotels Group plc	28	1,719
Intertek Group plc	26	1,731
ITV plc	564	873
J Sainsbury plc	283	764
John Wood Group plc	113	529
Johnson Matthey plc	31	1,167
Kingfisher plc	350	888
Land Securities Group plc	116	1,220
Legal & General Group plc	960	2,929
Lloyds Banking Group plc	11,415	7,567
London Stock Exchange Group plc	51	4,548
Marks & Spencer Group plc	311	705
Meggitt plc	124	968
Melrose Industries plc	774	1,917
Merlin Entertainments plc (e)	113	629
Micro Focus International plc	56	791
Mondi plc	77	1,473
National Grid plc	549	5,947
Next plc	21	1,634
Ocado Group plc (a)	73	1,187
Pearson plc	123	1,112
Persimmon plc	52	1,378
Prudential plc	411	7,446
Reckitt Benckiser Group plc	1,134	88,519
RELX plc	314	7,456
Rentokil Initial plc	294	1,691
Rio Tinto plc	183	9,502
Rolls-Royce Holdings plc (a)	276	2,681
Royal Bank of Scotland Group plc	771	1,965
RSA Insurance Group plc	169	1,112
Sage Group plc (The)	172	1,462
Schroders plc	20	745
Segro plc	174	1,735
Severn Trent plc	38	1,014
Smith & Nephew plc	141	3,391
Smiths Group plc	65	1,258
Spirax-Sarco Engineering plc	12	1,141
SSE plc	166	2,544
St James’s Place plc	85	1,025
Standard Chartered plc	449	3,773
Standard Life Aberdeen plc	397	1,393

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc		532		1,055
Tesco plc		1,577		4,661
Unilever NV		2,334		140,155
Unilever plc		1,777		106,820
United Utilities Group plc		112		1,139
Vodafone Group plc		4,290		8,546
Weir Group plc (The)		42		733
Whitbread plc		22		1,136
Wm Morrison Supermarkets plc		384		945
WPP plc		203		2,544

				1,230,649

United States — 0.0% (g)
Carnival plc		26		1,061
Nexteer Automotive Group Ltd.		871		719

				1,780

Total Common Stocks (Cost $4,969,414)				4,952,522

Preferred Stocks — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG		9		507
FUCHS PETROLUB SE		11		400
Henkel AG & Co. KGaA		285		28,239
Porsche Automobil Holding SE		24		1,577
Sartorius AG		6		1,036
Volkswagen AG		30		5,081

Total Preferred Stocks (Cost $36,139)				36,840

	NUMBER OF RIGHTS
Right — 0.0% (g)
Thailand — 0.0% (g)
TMB Bank PCL, expiring 12/31/2049 (a) (bb) (Cost $0)		7,515		42

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.5%
Time Deposits — 0.5%
Barclays SA, 1.25%, 10/01/2019		6,528		6,528
BNP Paribas SA,
(0.67%), 10/01/2019	EUR	2,978		3,246
1.25%, 10/01/2019		2,164		2,164
2.20%, 10/02/2019	HKD	3,500		447
Brown Brothers Harriman,
(1.62%), 10/01/2019	CHF	1,630		1,634
(0.85%), 10/01/2019	DKK	1,681		245
(0.67%), 10/01/2019	EUR	4		4
(0.51%), 10/01/2019	SEK	260		26
0.38%, 10/01/2019	GBP	—	(h)	—	(h)

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
0.50%, 10/01/2019	NOK	1,270	140
0.79%, 10/01/2019	SGD	40	29
1.25%, 10/01/2019		13	13
Citibank NA,
(0.67%), 10/01/2019	EUR	534	582
0.38%, 10/01/2019	GBP	5,369	6,602
1.25%, 10/01/2019		1,132	1,132

Total Short-Term Investments (Cost $22,792)			22,792

Total Investments — 99.8% (Cost — $5,028,345)*			5,012,196
Other Assets in Excess of Liabilities — 0.2%			11,145

NET ASSETS — 100.0%			$5,023,341

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	167	12/2019	EUR	6,401	70
FTSE 100 Index	103	12/2019	GBP	9,245	106
MSCI Emerging Markets Index	137	12/2019	USD	6,991	(128)

Total unrealized appreciation (depreciation)					48

Six Circles International Unconstrained Equity Fund

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depository Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

Summary of Investments by Industry, September 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil & Gas	20.5%
Pharmaceuticals	16.3%
Food	12.2%
Cosmetics/Personal Care	8.1%
Beverages	7.5%
Agriculture	2.9%
Banks	2.9%
Household Products/Wares	2.6%
Insurance	1.9%
Telecommunications	1.4%
Real Estate	1.3%
Diversified Financial Services	1.3%
Electric	1.2%
Chemicals	1.2%
Commercial Services	1.1%
Apparel	1.1%
Engineering & Construction	1.1%
REITS	1.1%
Semiconductors	1.0%
Others (Each less than 1.0%)	12.8%
Short term	0.5%

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has appointed the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the J.P. Morgan Private Investments Inc. (the “Adviser”), to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$118,252	$500	$118,752
Certificates of Deposit
Financial	—	14,025	—	14,025
Collateralized Mortgage Obligations	—	18,906	—	18,906
Commercial Mortgage-Backed Securities	—	44,270	—	44,270
Corporate Bonds
Basic Materials	—	2,425	—	2,425
Communications	—	24,660	—	24,660
Consumer Cyclical	—	59,819	—	59,819
Consumer Non-cyclical	—	77,846	—	77,846
Diversified	—	1,698	—	1,698
Energy	—	27,435	—	27,435
Financial	—	181,981	—	181,981
Industrial	—	49,090	—	49,090
Technology	—	31,303	—	31,303
Utilities	—	14,119	—	14,119

Total Corporate Bonds	—	470,376	—	470,376

Foreign Government Securities	—	9,867	—	9,867
Mortgage-Backed Securities	—	47,383	—	47,383
U.S. Government Agency Security	—	4,003	—	4,003
U.S. Treasury Obligations	—	84,683	—	84,683
Short-Term Investments
Certificates of Deposit	—	33,510	—	33,510
Commercial Papers	—	82,276	—	82,276
Corporate Notes	—	8,014	—	8,014
Repurchase Agreements	—	210,000	—	210,000
Time Deposits	—	14,965	—	14,965

Total Short-Term Investments	—	348,765	—	348,765

Total Investments in Securities	$—	$1,160,530	$500	$1,161,030

Appreciation in Other Financial Instruments
Futures contracts	$73	$—	$—	$73
Forward Foreign Currency Exchange contracts	—	11	—	11

Total Appreciation in Other Financial Instruments	$73	$11	$—	$84

Depreciation in Other Financial Instruments
Futures contracts	$(743)	$—	$—	$(743)
Centrally Cleared Interest Rate Swap contracts	—	(2,927)	—	(2,927)
Forward Foreign Currency Exchange contracts	—	(79)	—	(79)

Total Depreciation in Other Financial Instruments	$(743)	$(3,006)	$—	$(3,749)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$39,154	$—	$39,154
Collateralized Mortgage Obligations	—	22,105	—	22,105
Commercial Mortgage-Backed Securities	—	12,993	—	12,993
Corporate Bonds
Basic Materials	—	408	—	408
Communications	—	8,292	—	8,292
Consumer Cyclical	—	29,446	—	29,446
Consumer Non-cyclical	—	34,383	—	34,383
Diversified	—	1,698	—	1,698
Energy	—	10,230	—	10,230
Financial	—	88,696	—	88,696
Industrial	—	8,120	—	8,120
Technology	—	13,340	—	13,340
Utilities	—	9,858	—	9,858

Total Corporate Bonds	—	204,471	—	204,471

Foreign Government Securities	—	10,217	—	10,217
Mortgage-Backed Securities	—	53,760	—	53,760
Municipal Bonds	—	773,967	—	773,967
U.S. Government Agency Security	—	4,003	—	4,003
U.S. Treasury Obligations	—	51,478	—	51,478
Short-Term Investments
Commercial Papers	—	53,559	—	53,559
Municipal Bonds	—	51,045	—	51,045
Time Deposits	—	26,600	—	26,600

Total Short-Term Investments	—	131,204	—	131,204

Total Investments in Securities	$—	$1,303,352	$—	$1,303,352

Appreciation in Other Financial Instruments
Futures contracts	$101	$—	$—	$101
Forward Foreign Currency Exchange contracts	—	13	—	13

Total Appreciation in Other Financial Instruments	$101	$13	$—	$114

Depreciation in Other Financial Instruments
Futures contracts	$(716)	$—	$—	$(716)
Centrally Cleared Interest Rate Swap contracts	—	(2,892)	—	(2,892)
Forward Foreign Currency Exchange contracts	—	(90)	—	(90)

Total Depreciation in Other Financial Instruments	$(716)	$(2,982)	$—	$(3,698)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$123,226	$—	$—	$123,226
Communications	1,962,777	—	—	1,962,777
Consumer Cyclical	567,216	—	—	567,216
Consumer Non-cyclical	3,073,879	—	—	3,073,879
Energy	1,021,145	—	—	1,021,145
Financial	1,082,998	—	—	1,082,998
Industrial	694,281	—	—	694,281
Technology	1,662,988	—	—	1,662,988
Utilities	257,777	—	—	257,777

Total Common Stocks	10,446,287	—	—	10,446,287

Short-Term Investments
Time Deposits	—	17,184	—	17,184

Total Investments in Securities	$10,446,287	$17,184	$—	$10,463,471

Depreciation in Other Financial Instruments
Futures contracts	$(201)	$—	$—	$(201)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,833	$—	$7,833
Austria	—	17,376	—	17,376
Belgium	—	108,920	—	108,920
Chile	—	689	—	689
China	14,816	59,973	1,684	76,473
Denmark	—	122,542	—	122,542
Finland	1,177	27,037	—	28,214
France	6,176	718,541	—	724,717
Germany	10,718	252,718	—	263,436
Hong Kong	7,954	119,485	—	127,439
India	3,454	51,015	—	54,469
Indonesia	—	14,681	—	14,681
Ireland	26,935	12,511	—	39,446
Isle of Man	—	850	—	850
Italy	—	116,251	—	116,251
Luxembourg	—	6,268	—	6,268
Macau	—	4,660	—	4,660
Malaysia	—	22,175	—	22,175
Mexico	—	323	—	323
Netherlands	10,742	519,307	—	530,049
Norway	—	63,154	—	63,154
Pakistan	433	487	—	920
Philippines	2,815	8,117	—	10,932
Portugal	—	15,298	—	15,298
Russia	—	480	—	480
Singapore	—	55,710	—	55,710
South Africa	—	536	—	536
South Korea	2,956	88,811	—	91,767
Spain	—	99,987	—	99,987
Sweden	—	85,668	—	85,668
Switzerland	10,593	883,878	—	894,471
Taiwan	—	103,483	—	103,483
Thailand	—	30,386	—	30,386
United Arab Emirates	—	490	—	490
United Kingdom	16,435	1,214,214	—	1,230,649
United States	—	1,780	—	1,780

Total Common Stocks	115,204	4,835,634	1,684	4,952,522

Preferred Stocks
Germany	—	36,840	—	36,840
Right
Thailand	—	—	42	42
Short-Term Investments
Time Deposits	—	22,792	—	22,792

Total Investments in Securities	$115,204	$4,895,266	$1,726	$5,012,196

Appreciation in Other Financial Instruments
Futures contracts	$176	$—	$—	$176

Depreciation in Other Financial Instruments
Futures contracts	$(128)	$—	$—	$(128)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes B(1) — B(3) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used interest rate futures and index futures to manage interest rate risks associated with portfolio investments and/or to gain or reduce exposure to fluctuations of a particular country or region as well as to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as changes in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOIs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The use of futures contracts exposes the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3) Swaps — Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

Interest Rate Swaps

Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.